                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09157
                                                      ---------

                  Eaton Vance California Municipal Income Trust
                  ---------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09143
                                                      ---------

                   Eaton Vance Florida Municipal Income Trust
                   ------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09147
                                                      ---------

                Eaton Vance Massachusetts Municipal Income Trust
                ------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09153

                   EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (Regis trant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09155
                                                      ---------

                  Eaton Vance New Jersey Municipal Income Trust
                  ---------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-09145
                                                      ---------

                   Eaton Vance New York Municipal Income Trust
                   -------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09149
                                                      ---------

                     Eaton Vance Ohio Municipal Income Trust
                     ---------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09151

                 EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (Regis trant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                  May 31, 2004
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT MAY 31, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPAL INCOME TRUSTS

CLOSED-END FUNDS:

CALIFORNIA

FLORIDA

MASSACHUSETTS

MICHIGAN

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPAL INCOME TRUSTS as of May 31, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

TAX-EXEMPT BONDS CONTINUE TO OFFER OPPORTUNITIES FOR ISSUERS AND INVESTORS ALIKE...

Throughout its history, the municipal market has helped finance public projects and has pioneered new financing options for issuers - such as zero coupon bonds
- that offer new opportunities for investors. We at Eaton Vance remain confident that the market will continue to offer more such opportunities and we emphasize our continued commitment to this exciting market.

                                                    Sincerely,

                                                    /s/ Thomas J. Fetter
                                                    Thomas J. Fetter
                                                    President
                                                    July 7, 2004

SHARES OF THE TRUSTS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE MUNICIPAL INCOME TRUSTS as of May 31, 2004

MARKET RECAP

The U.S. economy strengthened significantly in the six months ended May 31, 2004. Despite sometimes unsettling news from Iraq, consumers continued to spend, while businesses began to renew capital spending programs. Not surprisingly, amid a strengthening economy and rising inflation, the bond markets gave back some of their gains from the previous year.

THE CONSTRUCTION AND BUSINESS SERVICE SECTORS WERE AMONG THE LEADERS IN JOB GROWTH...

The nation's Gross Domestic Product grew by 3.9% in the first quarter of 2004, following a 4.1% rise in the fourth quarter of 2003. New momentum was apparent across the entire economy. Retail sales improved markedly, as consumers gained more confidence from an improving job outlook. Manufacturing activity gained strength, with new orders and industrial production significantly stronger than in 2003. Demand for advanced technology products picked up, as businesses made purchases long-delayed by prior doubts about the strength of the recovery.

Consistent with an improving economy, demand rose for key industrial components, such as metals, energy and chemicals, while factories operated at higher capacity rates. The residential construction sector continued to create jobs, despite a rise in mortgage rates in recent months. However, the commercial segment of the real estate market remained depressed. Conditions in the agricultural sector generally improved, as farmers received higher prices for many products.

HAVING LAGGED THE INITIAL UPTURN, JOB GROWTH HAS RETURNED IN RECENT MONTHS...

Rising job growth was among the key developments during the six months ended May 31, 2004. While monthly labor data can be quite volatile, recent trends suggest a favorable turn in the labor market. The nation's unemployment rate was 5.6% in May 2004, down from 6.1% a year earlier. The economy produced jobs in technology, apparel, finance, construction, retail and manufacturing.

[CHART]

MUNICIPAL BOND YIELDS WERE NEARLY 96% OF TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*        5.16%

TAXABLE EQUIVALENT YIELD IN 35.0% TAX BRACKET           7.94%

30-YEAR TREASURY BOND                                   5.38%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE TRUSTS' YIELD. STATISTICS AS OF MAY 31, 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SOURCE: BLOOMBERG, L.P.

INTEREST RATES MOVED HIGHER, AS THE FEDERAL RESERVE PROMISED TO BATTLE INFLATION...

Inflation re-emerged as a concern to investors and the Federal Reserve. Record-high oil prices pushed the price of gasoline above $2 a gallon, while food costs edged higher, together with those of many raw materials used in industrial processes. The Federal Reserve has maintained a close watch on employment and price data. On June 30, 2004, after having held its Federal Funds rate - a key short-term interest rate barometer - at 1.00% through the first half of the year, the Federal Reserve raised that benchmark to 1.25%, the first such rate hike since May 2000.

The municipal bond market performed generally in line with the Treasury market during the six-month period ended May 31, 2004. Ten-year Treasury bond yields - which were around 4.37% at November 30, 2003 - rose to 4.68% by May 31, 2004, while 10-year municipal yields rose from 3.81% to 4.21%. Amid increasing signs of inflation and an upward trend in interest rates, the Lehman Brothers Municipal Bond Index retreated slightly during the six months ended May 31, 2004, posting a total return of -0.22%.*


*It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS
PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- California generated increased economic activity in the first half of 2004, reflecting the national recovery. Residential construction has produced strong job growth, while the information sector has also showed renewed momentum. The state's May 2004 jobless rate was 6.2%, down 6.8% from a year ago.

- Insured* general obligations (GOs) were the Trust's largest sector weighting at May 31, 2004. Insured* GOs provided excellent quality during a period in which the still-evolving economic recovery produced a mixed revenue picture for some industrial issuers.

- Special tax revenue bonds were major investments of the Trust and financed a wide variety of projects. The Trust's investments included issues that financed water infrastructure, transportation projects and public facilities throughout the state.

- The Trust remained very selective within the hospital sector. Management focused its investments on acute care institutions with good market share, as well as facilities with in-demand health care niches, such as cardiac, cancer or dialysis specialties.

- Management continued to adjust the Trust's coupon structure and call protection, as market conditions warranted. Coupon structure and call protection can have a significant influence on the Trust's performance characteristics, especially in a changing interest rate environment.

TRUST STATISTICS(1)

- Number of Issues:                         81
- Effective Maturity:                       13.5 years
- Average Rating:                           AA
- Average Call:                             8.5 years
- Average Dollar Price:                     $92.22

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -2.33% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $14.95 on November 30, 2003 to $14.11 on May 31, 2004, and the reinvestment of $0.512 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -0.84% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.32 on November 30, 2003 to $14.68 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.11, the Trust had a market yield of 7.25% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 12.30%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                   59.3%
AA                     5.1%
A                     15.6%
BBB                    5.5%
Non-Rated             14.5%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                                       0.08%
Five Years                                                     7.48
Life of Trust (1/29/99)                                        5.07

Average Annual Total Returns (at net asset value)

One Year                                                      -1.68%
Five Years                                                     7.11
Life of Trust (1/29/99)                                        5.85

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Florida employment growth during the period was among the fastest in the nation. The state's pivotal tourism industry continued to benefit from the weak U.S. dollar, while low interest rates prompted continued growth in the residential real estate market. The state's jobless rate was 4.5% in May 2004, down from 5.3% a year ago.

- Insured* water and sewer issues were the Trust's largest weighting at May 31, 2004. Population growth in areas such as Tampa and St. Petersburg has brought more construction and the need for water improvements, a trend that has resulted in additional opportunities within this sector.

- Insured* transportation bonds were large investments of the Trust. Transportation-related bonds represent a significant portion of Florida's municipal issuance and have increased in recent years as the state faces growing infrastructure financing needs. The Trust's holdings included issues for airports, turnpikes, port facilities and expressways.

- Insured* special tax revenue bonds provided an attractive income stream. These issues provide Florida communities flexibility in financing a wide variety of public initiatives and infrastructure-related projects.

- Management continued to adjust the Trust's coupon structure and call protection, as market conditions warranted. Coupon structure and call protection can have a significant influence on the Trust's performance characteristics, especially in a changing interest rate environment.

TRUST STATISTICS(1)

- Number of Issues:                         73
- Effective Maturity:                       16.0 years
- Average Rating:                           AA
- Average Call:                             6.2 years
- Average Dollar Price:                     $100.57

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -7.59% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.455 on November 30, 2003 to $13.80 on May 31, 2004, and the reinvestment of $0.518 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -1.17% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.53 on November 30, 2003 to $14.83 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.80, the Trust had a market yield of 7.50% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 11.54%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                   64.2%
AA                    10.4%
A                      5.4%
BBB                    3.4%
CCC                    0.5%
Non-Rated             16.1%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                                      -6.22%
Five Years                                                     6.01
Life of Trust (1/29/99)                                        4.69

Average Annual Total Returns (at net asset value)

One Year                                                       0.21%
Five Years                                                     7.44
Life of Trust (1/29/99)                                        6.12

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INTANGIBLES TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Recovering from losses in the past two years, the Massachusetts economy gained ground in the first half of 2004. Finance and technology rebounded, while housing created additional jobs in the construction sector. The Commonwealth's May 2004 jobless rate was 5.2%, lower than the national rate, and below the 5.8% rate of a year ago.

- Insured* and uninsured education bonds were among the Trust's largest weightings at May 31, 2004. Education bonds constitute a significant portion of Massachusetts tax-exempt issuance. The Trust's investments included some of the Commonwealth's most respected colleges and preparatory schools.

- As elsewhere in the nation, the Massachusetts hospital industry faces cost and reimbursement pressures. Hospital issues constituted significant investments of the Trust, with the focus on health and education facility authority issues that financed the construction and improvement of acute care facilities.

- The Trust increased its exposure to insured* Commonwealth general obligation
  (GOs) bonds during the period. With increasing signs of a statewide economic recovery, administration estimates of sales tax and income tax receipts have been revised upward.

- With a rising trend in interest rates, the Trust made adjustments in coupon structure, in part, by selling zero coupon issues into strong retail demand. Management also pared its holdings of alternative minimum tax (AMT) bonds, which have been under pressure due to the widening impact of the AMT.

TRUST STATISTICS(1)

- Number of Issues:                         57
- Effective Maturity:                       18.5 years
- Average Rating:                           AA-
- Average Call:                             8.9 years
- Average Dollar Price:                     $99.28

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -2.31% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.40 on November 30, 2003 to $14.55 on May 31, 2004, and the reinvestment of $0.512 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -1.58% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.38 on November 30, 2003 to $14.64 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.55, the Trust had a market yield of 7.03% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 11.42%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA             46.6%
AA              12.2%
A               20.4%
BBB             12.5%
BB               1.1%
Non-Rated        7.2%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                                      -3.48%
Five Years                                                     7.37
Life of Trust (1/29/99)                                        5.59

Average Annual Total Returns (at net asset value)

One Year                                                       0.10%
Five Years                                                     7.03
Life of Trust (1/29/99)                                        5.72

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 38.45% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Michigan's job picture brightened significantly in the first half of 2004, as the beleaguered manufacturing sector was boosted by rising orders for durable goods and strong vehicle sales. Conditions also improved in trade, transportation and home building. The state's May 2004 jobless rate fell to 6.5%, down from last year's 7.2% rate.

- The Trust remained selective within the hospital sector, its largest sector weighting at May 31, 2004. With the industry facing pressure to contain costs, the Trust focused on institutions management believes have superior management, sound cost structures and highly marketable health care specialties.

- Insured* general obligations (GOs) and general obligations were large investments for the Trust. Insured* GOs afforded excellent quality, while uninsured issues provided an exposure to the state turnaround through investments in local school district bonds.

- Industrial development bonds constituted a significant investment for the Trust and another link to the economic recovery. The Trust's investments included economically sensitive issues for paper producers, airlines and the state's key automobile manufacturing sector.

- Management continued to adjust coupon structure and call protection to address changing market conditions. Coupon structure and call protection can have a significant influence on the Trust's responsiveness to interest rate fluctuations.

TRUST STATISTICS(1)

- Number of Issues:                         52
- Effective Maturity:                       13.0 years
- Average Rating:                           AA-
- Average Call:                             7.3 years
- Average Dollar Price:                     $97.93

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 0.82% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.635 on November 30, 2003 to $15.24 on May 31, 2004, and the reinvestment of $0.516 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -1.45% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.24 on November 30, 2003 to $14.52 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.24, the Trust had a market yield of 6.38% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 10.22%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA            47.4%
AA             12.9%
A              18.2%
BBB             9.7%
CCC             0.9%
Non-Rated      10.9%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                                       2.45%
Five Years                                                     7.33
Life of Trust (1/29/99)                                        6.60

Average Annual Total Returns (at net asset value)

One Year                                                      -0.26%
Five Years                                                     6.79
Life of Trust (1/29/99)                                        5.64

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 37.60% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- New Jersey's job growth has exceeded the nation in the past year and continued to gather strength in 2004. Growth was particularly strong in education, health services, retail trade, government and professional and business services. The state's May 2004 jobless rate was 4.9%, lower than the national rate and well below the 5.9% rate of a year ago.

- Hospital bonds represented the Trust's largest sector weighting at May 31, 2004. Management focused on institutions prominent in their urban markets or well-positioned in suburban markets. We believe these facilities may be somewhat less vulnerable to the competitive pressures facing the hospital industry.

- Insured* transportation bonds were among the Trust's largest investments. These issues financed upgrades needed for New Jersey's transportation matrix and represented a range of projects that included port authorities, turnpikes and JFK International Terminal.

- Insured* general obligation bonds (GOs) represented a large investment for the Trust. Insured* GOs represented quality and a dependable revenue stream. With the economic recovery still in its early stages, insured* issues are an attractive alternative to GOs of communities whose local economies have not yet rebounded.

- With this cycle's pre-refundings largely completed, the New Jersey tax-exempt market was characterized by very little new supply. Management therefore took advantage of new Puerto Rico issues to provide added diversification and adjust the Trust's coupon structure.

TRUST STATISTICS(1)

- Number of Issues:                         62
- Effective Maturity:                       15.2 years
- Average Rating:                           AA-
- Average Call:                             9.5 years
- Average Dollar Price:                     $97.23

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -4.30% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.415 on November 30, 2003 to $14.24 on May 31, 2004, and the reinvestment of $0.534 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -2.81% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.19 on November 30, 2003 to $14.25 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.24, the Trust had a market yield of 7.50% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 12.32%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA           48.8%
AA             4.9%
A             17.6%
BBB           17.2%
B              1.2%
Non-Rated     10.3%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                                      -2.69%
Five Years                                                     6.49
Life of Trust (1/29/99)                                        5.39

Average Annual Total Returns (at net asset value)

One Year                                                      -0.27%
Five Years                                                     6.44
Life of Trust (1/29/99)                                        5.41

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 39.14% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- The New York economy, which has lagged the national economy in recent years, showed signs of renewal in the first half of 2004. Employment growth has improved in recent months as key industries, such as finance and business services, have added workers. The state's May 2004 jobless rate was 5.8%, down from 6.3% a year ago.

- Hospital bonds represented the Trust's largest sector weighting at May 31, 2004. Investments represented a diverse array of hospitals, with an emphasis on institutions management believes have good cost structures, good market shares and health care specialities.

- Insured* transportation bonds constituted a significant investment for the Trust. Investments included bonds for New York City's bridge and tunnel authority, as well as several issues for local and county airport authorities.

- In a still-evolving recovery, management maintained an exposure to public purpose bonds, whose revenues are less economically-driven. The Trust had large investments in electric utility bonds, whose revenues are derived from customer's recurring utility payments.

- Management continued its efforts to fine-tune coupon structure and improve call protection. These adjustments were part of an ongoing commitment to seek to protect against untimely calls and help improve the overall performance characteristics of the Trust.

TRUST STATISTICS(1)

- Number of Issues:                         68
- Effective Maturity:                       16.5 years
- Average Rating:                           A+
- Average Call:                             8.2 years
- Average Dollar Price:                     $101.80

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -6.31% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.46 on November 30, 2003 to $14.00 on May 31, 2004, and the reinvestment of $0.520 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -2.30% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.81 on November 30, 2003 to $14.93 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.00, the Trust had a market yield of 7.43% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 12.39%.(5)

[CHART]

Rating Distribution(1),(2)
By total investments

AAA           35.4%
AA            12.6%
A             33.7%
BBB            6.2%
CCC            1.4%
Non-Rated     10.7%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                                      -4.70%
Five Years                                                     6.82
Life of Trust (1/29/99)                                        5.01

Average Annual Total Returns (at net asset value)

One Year                                                      -0.77%
Five Years                                                     7.48
Life of Trust (1/29/99)                                        6.28

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 40.01% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE OHIO MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- The Ohio economy gained strong momentum in the first half of 2004. The manufacturing sector saw broad-based increases in production, a marked improvement from 2003. Retailing benefited from strong consumer demand and residential construction neared last year's record pace. The state's May 2004 jobless rate was 5.6%, down from 6.1% a year ago.

- Hospital bonds constituted the Trust's largest sector weighting at May 31, 2004. Amid strict Medicare reimbursement policies and continuing pressures on hospitals to pare costs, management emphasized facilities we believe have sound financial structures and good competitive positions within their respective markets.

- Industrial development revenue bonds (IDRs) provided the Trust above-average income while financing commercial initiatives. In an economic recovery, the Trust's investments included auto manufacturers, airlines and air freight operators - areas that are likely to benefit from expanding economic activity.

- Insured* general obligations (GO) played a prominent role in the Trust. In a market characterized by historically narrow spreads, insured* GOs were attractive and were a key to maintaining the Trust's high average credit rating.

- Management adjusted the Trust's coupon structure as market conditions warranted. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

TRUST STATISTICS(1)

- Number of Issues:                         55
- Effective Maturity:                       14.9 years
- Average Rating:                           AA-
- Average Call:                             8.4 years
- Average Dollar Price:                     $99.46

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -5.46% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.715 on November 30, 2003 to $14.37 on May 31, 2004, and the reinvestment of $0.505 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -1.35% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.07 on November 30, 2003 to $14.38 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.37, the Trust had a market yield of 7.02% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 11.68%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA           44.8%
AA            14.0%
A             17.7%
BBB           10.6%
BB             1.9%
B              1.4%
Non-Rated      9.6%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                                                      -8.14%
Five Years                                                     5.82
Life of Trust (1/29/99)                                        5.36

Average Annual Total Returns (at net asset value)

One Year                                                       0.03%
Five Years                                                     6.39
Life of Trust (1/29/99)                                        5.37

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 39.88% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST as of May 31, 2004

MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Pennsylvania's economy improved in early 2004, with manufacturing continuing its recovery. The education and health services sectors remained the state's strongest job generators, benefiting from recent demographic trends and a large investment in biotechnology. The state's May 2004 jobless rate was 5.1%, down from 5.6% a year ago.

- Insured* education bonds were the Trust's largest sector weighting at May 31, 2004. These investments provided good quality from well-regarded issuers and included issues from private colleges, the state university system and vocational institutions.

- Insured* general obligation bonds were major investments for the Trust. Insured* school district GOs are often valued by investors for their quality and insulation from the economic sensitivity that generally characterizes industrial issuers.

- Insured* water and sewer bonds were a significant commitment for the Trust. These bonds finance projects for essential services. Backed by generally non-discretionary customer payments, they enjoy a very reliable revenue stream.

- The Trust continued to emphasize diversification. In addition to diversifying according to issuer, sector and insurer, management had a balanced coupon allocation. Management also emphasized good call protection, which remains a strategic priority.

TRUST STATISTICS(1)

- Number of Issues:                         64
- Effective Maturity:                       13.4 years
- Average Rating:                           AA
- Average Call:                             5.8 years
- Average Dollar Price:                     $98.46

THE TRUST

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -9.41% for the six months ended May 31, 2004. That return was the result of a decrease in share price from $15.98 on November 30, 2003 to $14.00 on May 31, 2004, and the reinvestment of $0.501 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of -1.22% for the six months ended May 31, 2004. That return was the result of a decrease in net asset value from $15.21 on November 30, 2003 to $14.53 on May 31, 2004, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.00, the Trust had a market yield of 7.16% at May 31, 2004.(4) The Trust's market yield is equivalent to a taxable yield of 11.33%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA          65.8%
AA            2.6%
A            11.3%
BBB           9.6%
BB            2.1%
CCC           1.7%
Non-Rated     6.9%

TRUST INFORMATION
as of May 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by price price, American Stock Exchange)

One Year                                                      -2.40%
Five Years                                                     6.42
Life of Trust (1/29/99)                                        4.81

Average Annual Total Returns (at net asset value)

One Year                                                       0.57%
Five Years                                                     6.66
Life of Trust (1/29/99)                                        5.54

(1) TRUST STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.
(3) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(4) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 36.82% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

CALIFORNIA MUNICIPAL INCOME TRUST as of May 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 154.3%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 9.5%

$   1,000          California Educational Facilities Authority,
                   (Dominican University), 5.75%, 12/1/30                       $     1,016,520
      500          California Educational Facilities Authority,
                   (Pepperdine University), 5.00%, 11/1/29                              488,375
    1,850          California Educational Facilities Authority,
                   (Santa Clara University), 5.00%, 9/1/23                            1,887,832
    4,000          California Educational Facilities Authority,
                   (Stanford University), 5.125%, 1/1/31                              4,009,520
    2,500          California Educational Facilities Authority,
                   (University of Southern California), 5.50%, 10/1/27                2,582,450
-----------------------------------------------------------------------------------------------
                                                                                $     9,984,697
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.0%

$   2,425          Foothill/Eastern Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/20                          $     1,096,658
-----------------------------------------------------------------------------------------------
                                                                                $     1,096,658
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.5%

$   2,200          California, 5.00%, 2/1/21                                    $     2,202,310
    1,100          California, 5.25%, 4/1/30                                          1,096,062
    3,500          California, 5.50%, 11/1/33                                         3,570,770
-----------------------------------------------------------------------------------------------
                                                                                $     6,869,142
-----------------------------------------------------------------------------------------------

HOSPITAL -- 15.4%

$   2,000          California Health Facilities Financing Authority,
                   (Cedars-Sinai Medical Center), 6.25%, 12/1/34                $     2,117,280
      750          California Infrastructure and Economic Development,
                   (Kaiser Hospital), 5.50%, 8/1/31                                     743,145
    1,650          California Statewide Communities Development
                   Authority, (Kaiser Permanente), 5.50%, 11/1/32                     1,630,744
    1,750          California Statewide Communities Development
                   Authority, (Sonoma County Indian Health),
                   6.40%, 9/1/29                                                      1,771,927
    1,500          California Statewide Communities Development
                   Authority, (Sutter Health), 5.50%, 8/15/28                         1,520,130
    1,500          Duarte, COP, (City of Hope), 5.25%, 4/1/24                         1,440,075
    1,000          Stockton Health Facilities Authority, (Dameron Hospital),
                   5.70%, 12/1/14                                                     1,041,930
    2,000          Tahoe Forest Hospital District, 5.85%, 7/1/22                      2,003,660
    2,000          Torrance Hospital, (Torrance Memorial Medical Center),
                   5.50%, 6/1/31                                                      2,017,380
    2,000          Washington Township, Health Care District,
                   5.25%, 7/1/29                                                      1,946,880
-----------------------------------------------------------------------------------------------
                                                                                $    16,233,151
-----------------------------------------------------------------------------------------------

HOUSING -- 2.4%

$   1,000          California Statewide Communities Development
                   Authority, (Corporate Fund for Housing),
                   6.50%, 12/1/29                                               $       940,910
      500          California Statewide Communities Development
                   Authority, (Corporate Fund for Housing),
                   7.25%, 12/1/34                                                       479,335
      778          Commerce, (Hermitage III Senior Apartments),
                   6.50%, 12/1/29                                                       705,040
      444          Commerce, (Hermitage III Senior Apartments),
                   6.85%, 12/1/29                                                       399,846
-----------------------------------------------------------------------------------------------
                                                                                $     2,525,131
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.2%

$   1,250          California Pollution Control Financing Authority,
                   (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29                     $     1,276,912
-----------------------------------------------------------------------------------------------
                                                                                $     1,276,912
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.9%

$   3,270          California Educational Facilities Authority,
                   (Pooled College and University), (MBIA),
                   5.10%, 4/1/23                                                $     3,311,398
    3,000          California University, (AMBAC), 5.00%, 11/1/33                     2,947,680
-----------------------------------------------------------------------------------------------
                                                                                $     6,259,078
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 10.3%

$   3,250          California Pollution Control Financing Authority,
                   (Southern California Edison Co.), (MBIA), (AMT),
                   5.55%, 9/1/31                                                $     3,305,965
    2,500          California Pollution Control Financing Authority, PCR,
                   (Pacific Gas and Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                                     2,633,875
      665          Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(1)(2)                                                   708,112
    4,000          Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(2)(3)                                                 4,172,880
-----------------------------------------------------------------------------------------------
                                                                                $    10,820,832
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.1%

$   5,130          Foothill/Eastern Transportation Corridor Agency,
                   Escrowed to Maturity, (FSA), 0.00%, 1/1/26                   $     1,578,142
    3,200          Metropolitan Water District, CA, (Southern California
                   Waterworks), (MBIA), Prerefunded to 1/1/07,
                   Variable Rate, 7/1/27(1)(2)                                        3,828,320
-----------------------------------------------------------------------------------------------
                                                                                $     5,406,462
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 26.1%
$   3,650          Burbank Unified School District, (FGIC),
                   0.00%, 8/1/18                                                $     1,778,973
    1,650          California RITES, (AMBAC), Variable Rate,
                   5/1/26(1)(2)                                                       1,875,901
    1,600          California, (AMBAC), 5.00%, 2/1/281,604,976
    6,425          Foothill-De Anza Community College District,
                   (MBIA), 0.00%, 8/1/20                                              2,750,735
    3,000          Foothill-De Anza Community College District,
                   (MBIA), 0.00%, 8/1/21                                              1,207,020
    3,750          Los Angeles Unified School District, (FGIC),
                   5.375%, 7/1/25                                                     3,839,700
    5,000          Murrieta Valley Unified School District, (FGIC),
                   0.00%, 9/1/20                                                      2,131,000
    2,500          Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                    2,675,625
    9,635          San Ramon Valley Unified School District, (FGIC),
                   0.00%, 7/1/18(4)                                                   4,715,851
    3,000          Simi Valley Unified School District, (MBIA),
                   5.00%, 8/1/28(5)                                                   2,972,790
    4,500          Ukiah Unified School District, (FGIC), 0.00%, 8/1/20               1,944,585
-----------------------------------------------------------------------------------------------
                                                                                $    27,497,156
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.4%

$   3,200          California Statewide Communities Development
                   Authority, (Children's Hospital Los Angeles), (MBIA),
                   5.25%, 8/15/29(6)                                            $     3,227,456
    1,245          California Statewide Communities Development
                   Authority, (Sutter Health), Residual Certificates, (FSA),
                   Variable Rate, 8/15/27(1)(2)                                       1,446,055
-----------------------------------------------------------------------------------------------
                                                                                $     4,673,511
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 7.2%

$   9,000          Anaheim Public Financing Authority, (Public
                   Improvements), (FSA), 0.00%, 9/1/17                          $     4,636,890
   11,500          Anaheim Public Financing Authority, (Public
                   Improvements), (FSA), 0.00%, 9/1/28                                2,890,065
-----------------------------------------------------------------------------------------------
                                                                                $     7,526,955
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.4%

$     250          Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                  $       251,063
      525          Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(1)(2)                                          528,350
    1,750          San Francisco Bay Area Rapid Transportation District Sales
                   Tax Revenue, (AMBAC), 5.00%, 7/1/31                                1,725,640
-----------------------------------------------------------------------------------------------
                                                                                $     2,505,053
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.5%

$   2,500          Los Angeles County Metropolitan Transportation
                   Authority, (FGIC), 5.25%, 7/1/30                             $     2,527,150
    2,300          Port Oakland, (MBIA), (AMT), 5.375%, 11/1/25                       2,330,084
    2,515          Puerto Rico Highway and Transportation Authority,
                   (AMBAC), Variable Rate, 7/1/28(1)(2)                               2,532,328
    1,750          Puerto Rico Highway and Transportation Authority,
                   (FSA), 4.75%, 7/1/38                                               1,666,315
    6,000          San Francisco, (Bay Area Rapid Transportation District),
                   (FGIC), 5.50%, 7/1/34                                              6,231,780
-----------------------------------------------------------------------------------------------
                                                                                $    15,287,657
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 12.2%

$   5,000          Contra Costa County, Water District, (MBIA),
                   5.00%, 10/1/24                                               $     5,008,950
    6,250          East Bay Municipal Utilities District Water System,
                   (MBIA), 5.00%, 6/1/38                                              6,114,938
    4,850          Santa Rosa Wastewater, (AMBAC), 0.00%, 9/1/23                      1,710,692
-----------------------------------------------------------------------------------------------
                                                                                $    12,834,580
-----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 6.3%

$   4,000          Sacramento City, Financing Authority, 5.40%, 11/1/20         $     4,179,480
    2,500          San Diego County, Certificates of Participation,
                   5.375%, 10/1/41                                                    2,491,000
-----------------------------------------------------------------------------------------------
                                                                                $     6,670,480
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.5%

$   1,500          California Statewide Communities Development
                   Authority, (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                               $     1,519,485
-----------------------------------------------------------------------------------------------
                                                                                $     1,519,485
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 21.4%

$   1,500          Bonita Canyon Public Facilities Financing Authority,
                   5.375%, 9/1/28                                               $     1,431,480
    1,600          Brentwood Infrastructure Financing Authority,
                   6.375%, 9/2/33                                                     1,633,312
    1,750          Capistrano Unified School District, 5.75%, 9/1/29                  1,730,295
    1,665          Corona, Public Financing Authority, 5.80%, 9/1/20                  1,665,067
    1,000          Corona-Norco Unified School District Public Financing
                   Authority, 6.125%, 9/1/31                                            999,230
    1,590          Fontana Redevelopment Agency, (Jurupa Hills),
                   5.60%, 10/1/27                                                     1,592,242
    1,380          Lincoln Public Financing Authority, Improvement Bond Act
                   of 1915 (Twelve Bridges), 6.20%, 9/2/25                            1,398,727
      600          Manteca Unified School District, 5.80%, 9/1/24                       618,384

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$     750          Murrieta Valley Unified School District,
                   6.20%, 9/1/35                                                $       754,148
    2,465          Oakland Joint Powers Financing Authority,
                   5.40%, 9/2/18                                                      2,560,469
      995          Oakland Joint Powers Financing Authority,
                   5.50%, 9/2/24                                                      1,019,577
      700          Rancho Cucamonga Public Financing Authority,
                   6.00%, 9/2/20                                                        714,147
    1,245          Roseville Special Tax, 6.30%, 9/1/25                               1,258,919
    1,325          San Pablo Redevelopment Agency, 5.65%, 12/1/23                     1,352,507
    1,500          Santa Margarita Water District, 6.20%, 9/1/20                      1,533,630
      250          Santaluz Community Facilities District No. 2,
                   6.10%, 9/1/21                                                        252,873
      500          Santaluz Community Facilities District No. 2,
                   6.20%, 9/1/30                                                        504,260
      500          Turlock Public Financing Authority, 5.45%, 9/1/24                    487,685
    1,000          Whittier Public Financing Authority, (Greenleaf Avenue
                   Redevelopment), 5.50%, 11/1/23                                       998,180
-----------------------------------------------------------------------------------------------
                                                                                $    22,505,132
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.0%

$   1,170          Port Redwood City, (AMT), 5.125%, 6/1/30                     $     1,075,616
-----------------------------------------------------------------------------------------------
                                                                                $     1,075,616
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 154.3%
   (IDENTIFIED COST $157,515,100)                                               $   162,567,688
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                          $     1,773,818
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (56.0)%                                                     $   (59,005,404)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                $   105,336,102
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 57.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.1% to 22.6% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $18,018,634 or 17.1% of the Trust's net assets.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  When-issued security.

(6) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       See notes to financial statements

FLORIDA MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 152.2%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 1.5%

$   1,000          Volusia County Educational Facilities Authority,
                   (Embry Riddle Aeronautical), 5.75%, 10/15/29                 $       956,890
-----------------------------------------------------------------------------------------------
                                                                                $       956,890
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.1%

$   2,000          Jacksonville Electric Authority, Variable Rate,
                   10/1/32(1)(2)                                                $     1,968,920
-----------------------------------------------------------------------------------------------
                                                                                $     1,968,920
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 7.5%

$   2,500          Escambia County, Health Facilities Authority,
                   (Charity Obligation Group), Prerefunded to 11/1/10,
                   5.00%, 11/1/28                                               $     2,677,900
    2,000          Jacksonville, Water and Sewer, Prerefunded to
                   10/1/04, 5.375%, 10/1/29                                           2,047,660
-----------------------------------------------------------------------------------------------
                                                                                $     4,725,560
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.5%

$   1,250          Florida, Variable Rate, 7/1/27(1)(2)                         $     1,240,725
      350          Florida Board of Education, 4.75%, 6/1/28                            333,007
-----------------------------------------------------------------------------------------------
                                                                                $     1,573,732
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.3%

$     205          Osceola County IDA Community Provider Pooled Loan,
                   7.75%, 7/1/17                                                $       206,412
-----------------------------------------------------------------------------------------------
                                                                                $       206,412
-----------------------------------------------------------------------------------------------

HOSPITAL -- 11.7%

$   1,250          Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36            $     1,267,350
    1,750          Lakeland Hospital System, (Lakeland Regional Health
                   System), 5.50%, 11/15/32                                           1,726,427
    2,000          Orange County Health Facilities Authority, (Adventist
                   Health System), 5.625%, 11/15/32                                   2,009,380
    1,000          South Miami Health Facility Authority, (Baptist Health),
                   5.25%, 11/15/33                                                      978,700
    1,400          West Orange Health Care District, 5.80%, 2/1/31                    1,414,448
-----------------------------------------------------------------------------------------------
                                                                                $     7,396,305
-----------------------------------------------------------------------------------------------

HOUSING -- 3.1%

$   1,350          Escambia County Housing Finance Authority, SFM,
                   (Multi-County Program), (AMT), 5.50%, 10/1/31                $     1,365,727
      500          Florida Capital Projects Finance Authority, Student
                   Housing Revenue, (Florida University), 7.75%, 8/15/20                503,340
       85          Florida Capital Projects Finance Authority, Student
                   Housing Revenue, (Florida University), 9.50%, 8/15/05                 84,595
-----------------------------------------------------------------------------------------------
                                                                                $     1,953,662
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.5%

$     913          Broward County IDR, (Lynxs Cargoport), (AMT),
                   6.75%, 6/1/19                                                $       822,938
    1,000          Capital Trust Agency, (Fort Lauderdale Project),
                   (AMT), 5.75%, 1/1/32                                                 920,700
      650          Puerto Rico Port Authority, (American Airlines),
                   (AMT), 6.25%, 6/1/26                                                 437,859
-----------------------------------------------------------------------------------------------
                                                                                $     2,181,497
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.9%

$   1,600          Burke County Development Authority (Georgia
                   Power Co.), (MBIA), (AMT), 5.45%, 5/1/34                     $     1,606,496
    1,100          Guam Power Authority, (MBIA), 5.125%, 10/1/29                      1,110,175
    2,750          Jupiter Island, Utility System, (South Martin Regional
                   Utility), (MBIA), 5.00%, 10/1/28                                   2,727,257
      750          Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(1)(2)                                                   782,415
-----------------------------------------------------------------------------------------------
                                                                                $     6,226,343
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.3%

$     650          Dade County, Professional Sports Franchise Facility,
                   (MBIA), Escrowed to Maturity, 5.25%, 10/1/30                 $       674,089
    1,250          Tampa Bay Water Utility System, (FGIC), Prerefunded
                   to 10/1/11, 5.75%, 10/1/29                                         1,422,662
-----------------------------------------------------------------------------------------------
                                                                                $     2,096,751
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.6%

$   1,500          Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)              $     1,605,375
-----------------------------------------------------------------------------------------------
                                                                                $     1,605,375
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.7%

$   1,000          Maricopa County IDA, (Mayo Clinic Hospital),
                   (AMBAC), 5.25%, 11/15/37                                     $     1,003,280
    1,350          Miami Dade County Health Facilities Authority, (Miami
                   Children's Hospital), (AMBAC), 5.125%, 8/15/26                     1,350,783
    1,250          South Miami Health Facility Authority, (Baptist Health),
                   (AMBAC), 5.25%, 11/15/33                                           1,257,262
-----------------------------------------------------------------------------------------------
                                                                                $     3,611,325
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.8%
$   1,100          Broward County Housing Finance Authority,
                   Multifamily Housing, (Venice Homes Apartments),
                   (FSA), (AMT), 5.70%, 1/1/32                                  $     1,104,004
-----------------------------------------------------------------------------------------------
                                                                                $     1,104,004
-----------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 11.6%

$   4,000          Miami-Dade County, (Professional Sport Franchise),
                   (MBIA), 4.75%, 10/1/30                                       $     3,800,880
    3,500          Orange County Tourist Development, (AMBAC),
                   5.125%, 10/1/30                                                    3,510,955
-----------------------------------------------------------------------------------------------
                                                                                $     7,311,835
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 12.3%

$   1,500          Dade County Convention Center Special Tax, (AMBAC),
                   5.00%, 10/1/35                                               $     1,476,090
      970          Dade County, Special Obligation Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/35(2)(3)                                923,634
    2,250          Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30                   2,225,475
    1,470          Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22                    1,740,862
    1,395          Miami-Dade County, Special Obligation, (MBIA),
                   5.00%, 10/1/37                                                     1,369,583

-----------------------------------------------------------------------------------------------
                                                                                $     7,735,644
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 22.7%

$   2,250          Florida Ports Financing Commission, (FGIC), (AMT),
                   5.50%, 10/1/29                                               $     2,286,473
    3,700          Florida Turnpike Authority, (Department of
                   Transportation), (FGIC), 4.50%, 7/1/27(4)                          3,402,964
    1,500          Greater Orlando Aviation Authority, (FGIC), (AMT),
                   Variable Rate, 10/1/18(2)(3)                                       1,613,025
      500          Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25                     520,000
      650          Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29                     699,485
    1,000          Massachusetts Turnpike Authority, Metropolitan Highway
                   System, (MBIA), 5.00%, 1/1/37                                        977,150
    1,000          Miami-Dade County Expressway Authority, (FGIC),
                   5.125%, 7/1/29                                                     1,003,890
    1,000          Orlando and Orange County Expressway Authority, (FGIC),
                   5.00%, 7/1/28                                                        992,750
    1,250          Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/36                                                      1,329,038
    1,165          Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(2)(3)                                        1,458,930
-----------------------------------------------------------------------------------------------
                                                                                $    14,283,705
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 26.3%

$   3,000          Marco Island Utility System, (MBIA), 5.00%, 10/1/33          $     2,956,650
    1,000          Marion County Utility System, (MBIA),
                   5.00%, 12/1/33                                                       985,570
    1,500          Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30                    1,538,820
    1,000          Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25                1,001,820
    1,250          Saint Petersburg Public Utilities, (FSA),
                   5.00%, 10/1/28                                                     1,239,663
    4,000          Sunrise Utilities Systems, (AMBAC), 5.00%, 10/1/28                 4,011,920
    1,500          Tampa Bay Water Utility System, (FGIC), Variable
                   Rate, 10/1/27(1)(2)                                                1,369,320
    3,650          Winter Haven Utilities System, (MBIA),
                   4.75%, 10/1/28                                                     3,477,684
-----------------------------------------------------------------------------------------------
                                                                                $    16,581,447
-----------------------------------------------------------------------------------------------

NURSING HOME -- 2.6%

$     850          Okaloosa County Retirement Rental Housing, (Encore
                   Retirement Partners), 6.125%, 2/1/14                         $       753,364
      265          Orange County Health Facilities Authority, (Westminster
                   Community Care), 6.60%, 4/1/24                                       228,369
      735          Orange County Health Facilities Authority, (Westminster
                   Community Care), 6.75%, 4/1/34                                       623,853
-----------------------------------------------------------------------------------------------
                                                                                $     1,605,586
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.4%

$     500          Capital Trust Agency, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                               $       583,220
      750          Capital Trust Agency, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                      905,753
-----------------------------------------------------------------------------------------------
                                                                                $     1,488,973
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.2%

$   1,500          Lee County IDA, (Shell Point Village), 5.50%, 11/15/29       $     1,390,740
-----------------------------------------------------------------------------------------------
                                                                                $     1,390,740
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 12.3%

$      75          Fleming Island Plantation Community Development
                   District, 6.30%, 2/1/05                                      $        75,112
      325          Heritage Harbour South Community Development
                   District, 6.20%, 5/1/35                                              326,901
      535          Heritage Harbour South Community Development
                   District, (Capital Improvements), 5.40%, 11/1/08                     534,663
      860          Heritage Springs Community Development District,
                   6.75%, 5/1/21                                                        884,476
      880          Longleaf Community Development District,
                   6.65%, 5/1/20                                                        807,638

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$     725          North Springs Improvement District, (Heron Bay),
                   7.00%, 5/1/19                                                $       757,292
    1,000          Northern Palm Beach County Improvement District,
                   (Water Control and Improvement), 6.00%, 8/1/25                     1,002,200
      600          Sterling Hill Community Development District,
                   6.20%, 5/1/35                                                        603,720
      500          Stoneybrook West Community Development District,
                   7.00%, 5/1/32                                                        522,925
      890          University Square Community Development District,
                   6.75%, 5/1/20                                                        928,599
      465          Vista Lakes Community Development District,
                   7.20%, 5/1/32                                                        496,322
      745          Waterlefe Community Development District,
                   6.95%, 5/1/31                                                        779,285
-----------------------------------------------------------------------------------------------
                                                                                $     7,719,133
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.3%

$   2,000          Seminole County, Water and Sewer,
                   5.375%, 10/1/22                                              $     2,081,500
-----------------------------------------------------------------------------------------------
                                                                                $     2,081,500
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 152.2%
   (IDENTIFIED COST $93,747,203)                                                $    95,805,339
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 4.2%                                          $     2,654,284
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (56.4)%                                                     $   (35,505,587)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                $    62,954,036
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 63.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.3% to 23.5% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $10,962,344 or 17.4% of the Trust's net assets.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 151.4%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 33.8%

$     500          Massachusetts Development Finance Agency,
                   (Belmont Hill School), 5.00%, 9/1/31                         $       486,540
    2,000          Massachusetts Development Finance Agency,
                   (Boston University), 5.45%, 5/15/59                                1,970,760
    1,000          Massachusetts Development Finance Agency,
                   (Clark University), 5.00%, 7/1/28                                    956,120
      500          Massachusetts Development Finance Agency,
                   (Massachusetts College of Pharmacy),
                   5.75%, 7/1/33                                                        488,445
      600          Massachusetts Development Finance Agency,
                   (Middlesex School), 5.00%, 9/1/33                                    579,828
      500          Massachusetts Development Finance Agency,
                   (Mount Holyoke College), 5.25%, 7/1/31                               506,320
    1,000          Massachusetts Development Finance Agency,
                   (Suffolk University), 5.85%, 7/1/29                                1,009,460
      400          Massachusetts Development Finance Agency,
                   (Western New England College),
                   6.125%, 12/1/32                                                      400,568
    1,500          Massachusetts Development Finance Agency,
                   (Wheeler School), 6.50%, 12/1/29                                   1,546,830
    1,000          Massachusetts Development Finance Agency,
                   (Xaverian Brothers High School),
                   5.65%, 7/1/29                                                      1,004,580
    2,000          Massachusetts HEFA, (Boston College),
                   5.125%, 6/1/33                                                     1,988,320
    1,500          Massachusetts HEFA, (Massachusetts Institute
                   of Technology), 4.75%, 1/1/28                                      1,435,305
      500          Massachusetts IFA, (Babson College),
                   5.25%, 10/1/27                                                       501,210
      400          Massachusetts IFA, (Belmont Hill School),
                   5.25%, 9/1/28                                                        396,984
-----------------------------------------------------------------------------------------------
                                                                                $    13,271,270
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.6%

$   1,000          Massachusetts IFA, (Devens Electric System),
                   6.00%, 12/1/30                                               $     1,028,380
-----------------------------------------------------------------------------------------------
                                                                                $     1,028,380
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.6%

$   1,450          Rail Connections, Inc., (Route 128 Parking),
                   (ACA), Prerefunded to 7/1/09,
                   0.00%, 7/1/20                                                $       609,797
-----------------------------------------------------------------------------------------------
                                                                                $       609,797
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 5.2%

$   2,000          Massachusetts, 5.25%, 8/1/28                                 $     2,050,540
-----------------------------------------------------------------------------------------------
                                                                                $     2,050,540
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 5.6%

$   1,000          Massachusetts Development Finance Agency,
                   (Biomedical Research Corp.),
                   6.25%, 8/1/20                                                $     1,067,780
      510          Massachusetts Development Finance Agency,
                   (MCHSP Human Services),
                   6.60%, 8/15/29                                                       450,983
      700          Massachusetts HEFA, (Learning Center for
                   Deaf Children), 6.125%, 7/1/29                                       668,507
-----------------------------------------------------------------------------------------------
                                                                                $     2,187,270
-----------------------------------------------------------------------------------------------

HOSPITAL -- 18.3%

$   1,000          Massachusetts HEFA, (Baystate Medical Center),
                   5.75%, 7/1/33                                                $     1,018,380
      400          Massachusetts HEFA, (Berkshire Health System),
                   6.25%, 10/1/31                                                       406,604
      175          Massachusetts HEFA, (Central New England
                   Health Systems), 6.30%, 8/1/18                                       173,542
    1,100          Massachusetts HEFA, (Covenant Health),
                   6.00%, 7/1/31                                                      1,134,298
    1,375          Massachusetts HEFA, (Partners Healthcare System),
                   5.25%, 7/1/29                                                      1,366,392
    2,000          Massachusetts HEFA, (South Shore Hospital),
                   5.75%, 7/1/29                                                      2,023,660
    1,000          Massachusetts HEFA, (Winchester Hospital),
                   6.75%, 7/1/30                                                      1,059,590
-----------------------------------------------------------------------------------------------
                                                                                $     7,182,466
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.0%

$     750          Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15                            $       788,092
-----------------------------------------------------------------------------------------------
                                                                                $       788,092
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 17.2%

$   1,800          Massachusetts College Building Authority,
                   (XLCA), 0.00%, 5/1/21                                        $       735,570
    1,000          Massachusetts College Building Authority,
                   (XLCA), 5.50%, 5/1/39(1)                                           1,067,270
    1,600          Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA),
                   5.25%, 7/1/33                                                      1,594,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-EDUCATION (CONTINUED)

$     850          Massachusetts HEFA, (Berklee College of Music),
                   (MBIA), Variable Rate, 10/1/27(2)(3)                         $       853,817
    1,000          Massachusetts HEFA, (Northeastern University),
                   (MBIA), 5.00%, 10/1/29                                               990,710
      500          Massachusetts HEFA, (UMass-Worcester Campus),
                   (FGIC), 5.25%, 10/1/31                                               505,885
    1,000          Massachusetts IFA, (Merrimack College), (MBIA),
                   5.00%, 7/1/27                                                        995,210
-----------------------------------------------------------------------------------------------
                                                                                $     6,742,462
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.9%

$     750          Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                                         $       766,208
-----------------------------------------------------------------------------------------------
                                                                                $       766,208
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED/PREREFUNDED -- 4.8%

$   1,715          Westfield, Prerefunded to 5/1/10,
                   (FGIC), 5.00%, 5/1/20                                        $     1,881,132
-----------------------------------------------------------------------------------------------
                                                                                $     1,881,132
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 6.9%

$   1,000          Massachusetts, (AMBAC), Variable Rate, 8/1/30(3)(4)          $     1,224,300
      500          Plymouth, (MBIA), 5.25%, 10/15/20                                    527,040
      900          Puerto Rico, (FSA), Variable Rate, 7/1/27(3)(4)                      963,225
-----------------------------------------------------------------------------------------------
                                                                                $     2,714,565
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.2%

$   1,250          Massachusetts Development Finance Agency,
                   (SRBC Project), (MBIA), 5.125%, 2/1/34                       $     1,244,425
-----------------------------------------------------------------------------------------------
                                                                                $     1,244,425
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.8%

$   1,500          Martha's Vineyard Land Bank, (AMBAC),
                   5.00%, 5/1/32                                                $     1,481,040
-----------------------------------------------------------------------------------------------
                                                                                $     1,481,040
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.0%

$   1,020          Massachusetts Turnpike Authority,
                   Metropolitan Highway System,
                   (MBIA), 0.00%, 1/1/29                                        $       260,386
    1,100          Massachusetts Turnpike Authority,
                   Metropolitan Highway System,
                   (MBIA), Variable Rate, 1/1/37(3)(4)                                1,024,617
    2,000          Massachusetts Turnpike Authority,
                   Metropolitan Highway System,
                   (MBIA), 5.25%, 1/1/29                                              2,017,340
    1,000          Puerto Rico Highway and Transportation Authority,
                   (AMBAC), Variable Rate, 7/1/28(3)(4)                               1,006,890
-----------------------------------------------------------------------------------------------
                                                                                $     4,309,233
-----------------------------------------------------------------------------------------------

NURSING HOME -- 4.0%

$     500          Boston, IDA (Alzheimers Center),
                   (FHA), 6.00%, 2/1/37                                         $       532,720
      490          Massachusetts Development Finance Agency,
                   (Odd Fellows Home of Massachusetts),
                   6.25%, 1/1/15                                                        449,418
      600          Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                                                       571,596
-----------------------------------------------------------------------------------------------
                                                                                $     1,553,734
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.5%

$   1,500          Massachusetts Development Finance Agency,
                   (Berkshire Retirement), 5.625%, 7/1/29                       $     1,362,750
-----------------------------------------------------------------------------------------------
                                                                                $     1,362,750
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 6.1%

$   1,000          Massachusetts Bay Transportation Authority,
                   (Sales Tax Revenue), 5.00%, 7/1/32                           $       985,110
    1,350          Massachusetts Bay Transportation Authority,
                   (Sales Tax Revenue), 5.25%, 7/1/30                                 1,407,902
-----------------------------------------------------------------------------------------------
                                                                                $     2,393,012
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.8%

$   1,350          Massachusetts Bay Transportation Authority,
                   Variable Rate, 3/1/27(2)(3)                                  $     1,317,978
    1,000          Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                                             949,780
-----------------------------------------------------------------------------------------------
                                                                                $     2,267,758
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 14.1%

$   2,000          Massachusetts Water Pollution Abatement Trust,
                   5.00%, 8/1/32                                                $     1,980,460
    2,000          Massachusetts Water Pollution Abatement Trust,
                   5.25%, 8/1/33                                                      2,030,260
    1,500          Massachusetts Water Pollution Abatement Trust,
                   PCR, 5.375%, 8/1/27                                                1,540,680
-----------------------------------------------------------------------------------------------
                                                                                $     5,551,400
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 151.4%
   (IDENTIFIED COST $58,322,350)                                                $    59,385,534
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.4%                                          $     1,350,410
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (54.8)%                                                     $   (21,501,488)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                $    39,234,456
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 32.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 13.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $6,390,827 or 16.3% of the Trust's net assets.

(4)  Security has been issued as a leveraged inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 155.4%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 4.1%

$   1,250          Michigan Higher Education Facility Authority,
                   (Creative Studies), 5.90%, 12/1/27                           $     1,239,162
-----------------------------------------------------------------------------------------------
                                                                                $     1,239,162
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.2%

$   1,250          Michigan Strategic Fund, (Detroit Edison
                   Pollution Control), 5.45%, 9/1/29                            $     1,266,700
-----------------------------------------------------------------------------------------------
                                                                                $     1,266,700
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.8%

$     750          Michigan Hospital Finance Authority, (Ascension
                   Health Care), Prerefunded to 11/15/09,
                   6.125%, 11/15/26                                             $       864,037
-----------------------------------------------------------------------------------------------
                                                                                $       864,037
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 19.1%

$     500          East Grand Rapids Public Schools, 5.00%, 5/1/25              $       500,125
      500          Garden City School District, 5.00%, 5/1/26                           497,675
    5,335          Grand Rapids and Kent County Joint Building
                   Authority, 0.00%, 12/1/29                                          1,278,373
    1,000          Manistee Area Public Schools, 5.00%, 5/1/24                        1,004,900
      750          Puerto Rico Public Buildings Authority,
                   5.25%, 7/1/29(1)                                                     750,832
    1,000          White Cloud Public Schools, 5.125%, 5/1/31                         1,001,750
      800          Woodhaven Brownstown School District,
                   5.125%, 5/1/32                                                       801,416
-----------------------------------------------------------------------------------------------
                                                                                $     5,835,071
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.2%

$     390          Pittsfield Township EDC, (Arbor Hospice),
                   7.875%, 8/15/27                                              $       368,967
-----------------------------------------------------------------------------------------------
                                                                                $       368,967
-----------------------------------------------------------------------------------------------

HOSPITAL -- 35.1%

$     500          Allegan Hospital Finance Authority, (Allegan
                   General Hospital), 7.00%, 11/15/21                           $       514,670
      500          Kent Hospital Finance Authority, (Spectrum Health),
                   5.50%, 1/15/31                                                       506,665
      500          Mecosta County, (Michigan General Hospital),
                   6.00%, 5/15/18                                                       480,585
    1,000          Michigan Health Facilities Authority,
                   (Henry Ford Health), 5.25%, 11/15/25                                 968,090
    1,000          Michigan Hospital Finance Authority, (Central Michigan
                   Community Hospital), 6.25%, 10/1/27                                1,001,140
    1,000          Michigan Hospital Finance Authority, (Henry Ford
                   Health), 5.25%, 11/15/20                                           1,000,150
    2,275          Michigan Hospital Finance Authority, (McLaren
                   Obligated Group), 4.50%, 10/15/21                                  2,075,869
      750          Michigan Hospital Finance Authority, (Memorial
                   Healthcare Center), 5.875%, 11/15/21                                 752,220
      750          Michigan Hospital Finance Authority, (Sparrow
                   Obligation Group), 5.625%, 11/15/36                                  742,582
    1,000          Michigan Hospital Finance Authority, (Trinity
                   Health), 6.00%, 12/1/27                                            1,067,440
      750          Royal Oak Hospital Finance Authority, (William
                   Beaumount Hospital), 5.25%, 1/1/20                                   754,957
      800          Saginaw Hospital Finance Authority, (Covenant
                   Medical Center), 6.50%, 7/1/30                                       851,544
-----------------------------------------------------------------------------------------------
                                                                                $    10,715,912
-----------------------------------------------------------------------------------------------

HOUSING -- 3.3%

$     995          Multifamily Housing, (AMT), 6.00%, 11/1/33                   $     1,011,039
-----------------------------------------------------------------------------------------------
                                                                                $     1,011,039
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 11.6%

$     500          Delta County EDC, (Mead Westvaco-Escanaba),
                   6.25%, 4/15/27                                               $       519,150
    1,000          Detroit Local Development Finance Authority,
                   (Chrysler Corp.), 5.375%, 5/1/21                                     992,280
      800          Dickinson County Economic Development Corp.,
                   (International Paper Co.), 5.75%, 6/1/16                             826,400
      800          Michigan Strategic Fund, (S.D. Warren), (AMT),
                   7.375%, 1/15/22                                                      778,792
      625          Puerto Rico Port Authority, (American Airlines),
                   (AMT), 6.25%, 6/1/26                                                 421,019
-----------------------------------------------------------------------------------------------
                                                                                $     3,537,641
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.6%

$     500          Central Michigan University, (FGIC), 5.00%, 10/1/27          $       497,920
-----------------------------------------------------------------------------------------------
                                                                                $       497,920
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.0%

$   1,000          Michigan Strategic Fund Resource Recovery,
                   (Detroit Edison Co.), (MBIA), (AMT),
                   5.55%, 9/1/29                                                $     1,020,850
      500          Michigan Strategic Fund Resource Recovery,
                   (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32                        501,215
-----------------------------------------------------------------------------------------------
                                                                                $     1,522,065
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 24.2%

$   1,000          Central Montcalm Public Schools, (MBIA),
                   6.00%, 5/1/29                                                $     1,087,640
      650          Detroit School District, (FGIC), 4.75%, 5/1/28                       619,171
      450          Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25                   434,075
    2,000          Fenton Area Public Schools, (FGIC), 5.00%, 5/1/24                  2,006,980
    2,000          Novi Building Authority, (FSA), 5.50%, 10/1/25(2)                  2,088,760
      870          Okemos Public School District, (MBIA), 0.00%, 5/1/19                 412,685
      700          Puerto Rico, (FSA), Variable Rate, 7/1/27(3)(4)                      749,175
-----------------------------------------------------------------------------------------------
                                                                                $     7,398,486
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.6%

$   1,000          Royal Oak Hospital Finance Authority, (William
                   Beaumont Hospital), (MBIA), 5.25%, 11/15/35                  $     1,000,890
    1,000          Saginaw Hospital Finance Authority, (Covenant
                   Medical Center), (MBIA), 5.50%, 7/1/24                             1,029,310
-----------------------------------------------------------------------------------------------
                                                                                $     2,030,200
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.8%

$     600          Puerto Rico Infrastructure Financing Authority,
                   (AMBAC), Variable Rate, 7/1/28(4)(5)                         $       602,550
      455          Puerto Rico Infrastructure Financing Authority,
                   (AMBAC), Variable Rate, 7/1/28(3)(4)                                 457,903
    2,250          Wayne Charter County, (Airport Hotel-Detroit
                   Metroplitan Airport), (MBIA), 5.00%, 12/1/30                       2,228,783
-----------------------------------------------------------------------------------------------
                                                                                $     3,289,236
-----------------------------------------------------------------------------------------------

INSURED-STUDENT LOAN -- 3.3%

$   1,000          Michigan Higher Education Student Loan Authority
                   Revenue, (AMBAC), (AMT), 5.50%, 6/1/25(6)                    $     1,008,690
-----------------------------------------------------------------------------------------------
                                                                                $     1,008,690
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 10.8%

$     670          Puerto Rico Highway and Transportation Authority,
                   (AMBAC), Variable Rate, 7/1/28(3)(4)                         $       674,616
      600          Puerto Rico Highway and Transportation Authority,
                   (MBIA), Variable Rate, 7/1/26(3)(4)                                  751,380
    2,000          Wayne Charter County Airport, Residual Certificates,
                   (MBIA), (AMT), Variable Rate, 12/1/28(4)(5)                        1,860,860
-----------------------------------------------------------------------------------------------
                                                                                $     3,286,856
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 8.6%

$   1,000          Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31               $     1,001,780
    1,650          Detroit Water Supply System, (FGIC), 5.00%, 7/1/30                 1,629,788
-----------------------------------------------------------------------------------------------
                                                                                $     2,631,568
-----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.8%

$     250          Puerto Rico, (Guaynabo Municipal Government
                   Center Lease), 5.625%, 7/1/22                                $       255,658
-----------------------------------------------------------------------------------------------
                                                                                $       255,658
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.3%

$     750          Kent County Airport Facility, Variable Rate,
                   1/1/25(4)(5)                                                 $       713,400
-----------------------------------------------------------------------------------------------
                                                                                $       713,400
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.4%
   (IDENTIFIED COST $45,684,475)                                                $    47,472,608
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                          $       585,132
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (57.3)%                                                     $   (17,502,754)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                $    30,554,986
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 45.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.7% of total investments.

(1)  When-issued security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $5,809,884 or 19.0% of the Trust's net assets.

(5)  Security has been issued as an inverse floater bond.

(6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 159.5%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
COGENERATION -- 1.5%

$   1,000          Port Authority of New York and New Jersey, (KIAC), (AMT),
                   6.75%, 10/1/19                                               $     1,011,090
-----------------------------------------------------------------------------------------------
                                                                                $     1,011,090
-----------------------------------------------------------------------------------------------

EDUCATION -- 13.3%

$   1,465          New Jersey Educational Facilities Authority,
                   (Bloomfield College), 6.85%, 7/1/30                          $     1,489,451
    3,935          New Jersey Educational Facilities Authority,
                   (Princeton University), 5.00%, 7/1/20                              4,017,635
    3,250          New Jersey Educational Facilities Authority,
                   (Stevens Institute of Technology), 5.25%, 7/1/32                   3,191,272
-----------------------------------------------------------------------------------------------
                                                                                $     8,698,358
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 11.3%

$   6,000          Puerto Rico Electric Power Authority, 5.125%, 7/1/29         $     5,908,080
    1,500          Salem County Pollution Control Financing Authority,
                   (Public Service Enterprise Group, Inc.), (AMT), 5.75%,
                   4/1/31                                                             1,508,820
-----------------------------------------------------------------------------------------------
                                                                                $     7,416,900
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 5.4%

$   3,500          Puerto Rico Public Buildings Authority, 5.25%, 7/1/29(1)     $     3,503,885
-----------------------------------------------------------------------------------------------
                                                                                $     3,503,885
-----------------------------------------------------------------------------------------------

HOSPITAL -- 22.6%

$   1,035          New Jersey Health Care Facilities Financing Authority,
                   (Atlantic City Medical Center), 5.75%, 7/1/25                $     1,066,981
      550          New Jersey Health Care Facilities Financing Authority,
                   (Burdette Tomlin Memorial Hospital), 5.50%, 7/1/29                   552,084
    1,500          New Jersey Health Care Facilities Financing Authority,
                   (Capital Health System), 5.25%, 7/1/27                             1,403,805
    1,765          New Jersey Health Care Facilities Financing Authority,
                   (Capital Health System), 5.375%, 7/1/33                            1,685,081
    1,000          New Jersey Health Care Facilities Financing Authority,
                   (Deborah Heart and Lung Center), 6.30%, 7/1/23                     1,012,200
    2,000          New Jersey Health Care Facilities Financing Authority,
                   (Hackensack University Medical Center), 6.00%, 1/1/34              2,060,680
      750          New Jersey Health Care Facilities Financing Authority,
                   (Palisades Medical Center), 6.50%, 7/1/21                            781,852
    2,000          New Jersey Health Care Facilities Financing Authority,
                   (Robert Wood Johnson University Hospital), 5.75%, 7/1/31           2,073,060
    1,450          New Jersey Health Care Facilities Financing Authority,
                   (Saint Peters University Hospital), 6.875%, 7/1/20                 1,606,411
    1,900          New Jersey Health Care Facilities Financing Authority,
                   (St. Elizabeth's Hospital), 6.00%, 7/1/20                          1,906,061
      600          New Jersey Health Care Facilities Financing Authority,
                   (Trinitas Hospital), 7.50%, 7/1/30                                   652,854
-----------------------------------------------------------------------------------------------
                                                                                $    14,801,069
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 11.4%

$   1,000          Gloucester County, Improvements Authority,
                   (Waste Management, Inc.), (AMT), 7.00%, 12/1/29              $     1,116,640
    1,000          New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%,
                   12/1/30                                                            1,022,620
      750          New Jersey EDA, (Continental Airlines), (AMT), 6.25%,
                   9/15/29                                                              550,065
      750          New Jersey EDA, (Continental Airlines), (AMT), 9.00%,
                   6/1/33                                                               727,523
    3,700          New Jersey EDA, (The Seeing Eye, Inc.), 6.20%,
                   12/1/24                                                            4,041,436
-----------------------------------------------------------------------------------------------
                                                                                $     7,458,284
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.1%

$   1,000          New Jersey Educational Facilities Authority,
                   (Jersey City University), (AMBAC), 5.00%, 7/1/32             $       997,710
      400          New Jersey Educational Facilities Authority,
                   (NJ Institute of Technology), (MBIA), 4.75%, 7/1/31                  383,912
    1,600          Puerto Rico Industrial, Tourist, Educational, Medical and
                   Environmental, Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(3)                                        1,598,608
    1,000          University of New Jersey Medicine and Dentistry,
                   (AMBAC), 5.00%, 12/1/31                                              997,770
-----------------------------------------------------------------------------------------------
                                                                                $     3,978,000
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.9%

$   1,250          Vineland, (Electric Utility), (MBIA), (AMT), 5.25%,
                   5/15/26                                                      $     1,261,213
-----------------------------------------------------------------------------------------------
                                                                                $     1,261,213
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.0%

$   1,750          New Jersey Educational Facilities Authority,
                   (Ramapo College), (MBIA), Prefunded to 7/1/09,
                   5.75%, 7/1/29                                                $     1,968,593
-----------------------------------------------------------------------------------------------
                                                                                $     1,968,593
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 16.5%

$     700          Bordentown Regional School District Board of Education,
                   (FGIC), 5.00%, 1/15/30                                       $       699,454

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$   1,000          Bordentown Regional School District Board of Education,
                   (FGIC), 5.00%, 1/15/31                                       $       997,750
    1,555          Colts Neck Township Board of Education, (FSA), 5.00%,
                   2/1/26                                                             1,573,473
    3,500          Irvington Township, (FSA), 0.00%, 7/15/24                          1,212,715
    5,500          Irvington Township, (FSA), 0.00%, 7/15/25                          1,771,165
    1,000          Montgomery Township Board of Education, (MBIA),
                   5.00%, 8/1/25                                                      1,009,090
      500          Montgomery Township Board of Education, (MBIA),
                   5.00%, 4/1/27                                                        503,160
    1,000          Old Bridge Township Board of Education, (MBIA),
                   5.00%, 7/15/26                                                     1,006,800
    2,000          Washington Township, Mercer County Board of Education,
                   (FGIC), 5.00%, 1/1/26                                              2,004,300
-----------------------------------------------------------------------------------------------
                                                                                $    10,777,907
-----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.4%

$     230          New Jersey Housing and Mortgage Finance Agency,
                   Multifamily Housing, (FSA), 5.75%, 5/1/25                    $       238,494
-----------------------------------------------------------------------------------------------
                                                                                $       238,494
-----------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 3.1%

$   1,580          New Jersey EDA, (FSA), Variable Rate, 5/1/17(2)(3)           $     2,033,428
-----------------------------------------------------------------------------------------------
                                                                                $     2,033,428
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 11.7%

$   4,500          Garden Preservation Trust and Open Space and Farmland,
                   (FSA), 0.00%, 11/1/27                                        $     1,269,450
    6,000          Garden Preservation Trust and Open Space and Farmland,
                   (FSA), 0.00%, 11/1/25                                              1,901,880
    5,000          New Jersey EDA, (School Facilities), (AMBAC), 4.375%,
                   9/1/29                                                             4,452,300
-----------------------------------------------------------------------------------------------
                                                                                $     7,623,630
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.6%

$   1,075          New Jersey Sports and Exposition Authority, (MBIA),
                   4.50%, 9/1/20(5)                                             $     1,057,284
-----------------------------------------------------------------------------------------------
                                                                                $     1,057,284
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 22.4%

$   4,000          Delaware River and Bay Authority, (AMBAC), 5.75%,
                   1/1/29(4)(5)                                                 $     4,272,480
    1,000          Delaware River Port Authority, (FSA), 5.625%, 1/1/26               1,044,230
    3,250          Delaware River Port Authority, (FSA), 5.75%, 1/1/26                3,470,220
    1,500          New Jersey Turnpike Authority, RITES, (MBIA),
                   Variable Rate, 1/1/30(2)(3)                                        1,651,560
    4,000          Port Authority of New York and New Jersey,
                   (JFK International Terminal), (MBIA), (AMT), 5.75%,
                   12/1/25                                                            4,195,080
-----------------------------------------------------------------------------------------------
                                                                                $    14,633,570
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 6.5%

$     900          Bayonne Municipal Utilities Authority, Water and
                   Sewer Revenue, (XLCA), Variable Rate, 4/1/28(2)(3)           $       675,738
    1,500          Bordentown Sewer Authority, (FGIC), 5.375%, 12/1/20                1,587,030
    1,000          New Jersey Economic Development Authority Water
                   Facilities, (Middlesex Water Co.), (AMBAC), (AMT),
                   5.10%, 1/1/32                                                        983,950
    1,655          Passaic Valley Sewer Commissioners, (FGIC), 2.50%,
                   12/1/32                                                            1,023,634
-----------------------------------------------------------------------------------------------
                                                                                $     4,270,352
-----------------------------------------------------------------------------------------------

NURSING HOME -- 3.1%

$   1,000          New Jersey EDA, (Masonic Charity Foundation),
                   5.50%, 6/1/31                                                $     1,020,990
      980          New Jersey EDA, (Victoria Health), 5.20%, 12/20/36                   987,654
-----------------------------------------------------------------------------------------------
                                                                                $     2,008,644
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.9%

$   1,000          New Jersey EDA, (Glimcher Properties REIT), (AMT),
                   6.00%, 11/1/28                                               $       929,350
    1,250          Tobacco Settlement Financing Corp., Variable Rate,
                   6/1/39(3)(6)                                                         967,513
-----------------------------------------------------------------------------------------------
                                                                                $     1,896,863
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.4%

$   1,700          New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25          $     1,593,495
-----------------------------------------------------------------------------------------------
                                                                                $     1,593,495
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 12.4%

$   1,500          New Jersey Transportation Trust Fund Authority,
                   Variable Rate, 6/15/17(3)(6)                                 $     1,574,985
    3,650          Port Authority of New York and New Jersey, 5.00%,
                   9/1/33                                                             3,575,504
    1,600          Port Authority of New York and New Jersey, Variable
                   Rate, 3/1/28(2)                                                    1,801,840
    1,175          South Jersey Port Authority, (Marine Terminal), 5.10%,
                   1/1/33                                                             1,149,855
-----------------------------------------------------------------------------------------------
                                                                                $     8,102,184
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)                                                                 VALUE
-----------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 159.5%
   (IDENTIFIED COST $101,468,000)                                               $   104,333,243
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (1.4)%                                        $      (918,292)
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (58.1)%                                                     $   (38,000,000)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    65,414,951
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 45.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 14.0% of total investments.

(1)  When-issued security.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the securities act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $8,501,832 or 13.0% of the Trust's net assets.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5) Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Security has been issued as an inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 158.3%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
COGENERATION -- 2.6%

$   1,000          Port Authority of New York and New Jersey, (KIAC),
                   (AMT), 6.75%, 10/1/19                                        $     1,011,090
    1,150          Suffolk County IDA, (Nissequogue Cogeneration Partners
                   Facility), (AMT), 5.50%, 1/1/23                                    1,060,622
-----------------------------------------------------------------------------------------------
                                                                                $     2,071,712
-----------------------------------------------------------------------------------------------

EDUCATION -- 14.7%

$   1,000          Dutchess County IDA, (Marist College), 5.00%, 7/1/20         $       992,860
    6,000          Hempstead IDA, (Hofstra University Civic Facilities),
                   5.00%, 7/1/33                                                      5,738,520
       50          New York Dormitory Authority, (City University), 5.25%,
                   7/1/31                                                                50,100
    4,025          New York Dormitory Authority, (Rockefeller University),
                   4.75%, 7/1/37                                                      3,825,400
    1,285          New York Dormitory Authority, (University Educational
                   Facility), 4.75%, 5/15/28                                          1,197,607
-----------------------------------------------------------------------------------------------
                                                                                $    11,804,487
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 15.5%

$   2,000          Long Island Power Authority, 5.50%, 12/1/23                  $     2,045,620
    1,655          Long Island Power Authority, Electric System Revenue,
                   5.25%, 12/1/26                                                     1,661,339
    1,000          Long Island Power Authority, Electric System Revenue,
                   5.375%, 9/1/25                                                     1,014,310
    4,100          New York Power Authority, 5.25%, 11/15/40                          4,123,534
    1,500          Puerto Rico Electric Power Authority, 5.125%, 7/1/29               1,477,020
    2,100          Suffolk County IDA, (Keyspan-Port Jefferson), (AMT),
                   5.25%, 6/1/27                                                      2,042,880
-----------------------------------------------------------------------------------------------
                                                                                $    12,364,703
-----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.9%

$   2,000          New York City Transitional Finance Authority,
                   Prerefunded to 5/15/10, 6.00%, 11/15/29                      $     2,301,900
-----------------------------------------------------------------------------------------------
                                                                                $     2,301,900
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 10.6%

$   6,000          New York City, 5.25%, 9/15/33                                $     5,986,140
    2,500          Puerto Rico Public Buildings Authority, 5.25%, 7/1/29(1)           2,502,775
-----------------------------------------------------------------------------------------------
                                                                                $     8,488,915
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 6.8%

$   1,250          New York City IDA, (A Very Special Place, Inc.), 5.75%,
                   1/1/29                                                       $     1,003,575
    1,500          New York City IDA, (Ohel Children's Home), 6.00%,
                   3/15/23                                                            1,317,870
      185          Suffolk County IDA, Civic Facility Revenue, (Alliance of LI),
                   7.50%, 9/1/15                                                        195,489
      220          Suffolk County IDA, Civic Facility Revenue, (Alliance of LI),
                   7.50%, 9/1/15                                                        232,474
    2,600          Westchester County IDA, (Children's Village), 5.375%,
                   3/15/19                                                            2,665,936
-----------------------------------------------------------------------------------------------
                                                                                $     5,415,344
-----------------------------------------------------------------------------------------------

HOSPITAL -- 15.7%

$     235          Chautauqua County IDA, (Womans Christian Association),
                   6.35%, 11/15/17                                              $       217,192
      495          Chautauqua County IDA, (Womans Christian Association),
                   6.40%, 11/15/29                                                      456,068
    1,250          Fulton County IDA, (Nathan Littauer Hospital), 6.00%,
                   11/1/18                                                            1,184,163
      400          Nassau County, IDA, Civic Facility Revenue, (North Shore
                   Health System), 6.25%, 11/1/21                                       428,756
    3,200          New York City Health and Hospital Corp., 5.25%,
                   2/15/17                                                            3,243,040
      300          New York City Health and Hospital Corp., (Health
                   System), 5.375%, 2/15/26                                             296,565
    1,500          New York Dormitory Authority Revenue, (Lenox Hill
                   Hospital), 5.50%, 7/1/30                                           1,512,090
    2,000          New York Dormitory Authority, (New York Methodist
                   Hospital), 5.25%, 7/1/33                                           1,931,960
    1,250          Oneida County IDA, (St. Elizabeth Hospital), 5.75%,
                   12/1/19                                                            1,117,688
    2,105          Suffolk County IDA, Civic Facility, (Huntington Hospital),
                   6.00%, 11/1/22                                                     2,165,813
-----------------------------------------------------------------------------------------------
                                                                                $    12,553,335
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.4%

$   1,500          New York City, NY, Industrial Development Agency,
                   (American Airlines, Inc.-JFK International Airport),
                   (AMT), 8.00%, 8/1/12                                         $     1,151,490
      775          Onandaga County IDA, Aero Syracuse Cargo, (AMT),
                   6.125%, 1/1/32                                                       775,457
    2,500          Onondaga County IDA, (Anheuser-Busch), (AMT), 6.25%,
                   12/1/34                                                            2,628,725
      550          Port Authority of New York and New Jersey,
                   (Continental Airlines), (AMT), 9.125%, 12/1/15                       561,330
-----------------------------------------------------------------------------------------------
                                                                                $     5,117,002
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-EDUCATION -- 5.2%

$   1,500          New York Dormitory Authority, (Barnard College), (AMBAC),
                   4.75%, 7/1/35                                                $     1,394,250
    1,200          New York Dormitory Authority, (Cooper Union), (MBIA),
                   6.25%, 7/1/29                                                      1,351,032
      900          New York Dormitory Authority, (MBIA), Variable Rate,
                   7/1/27(2)(3)                                                       1,435,185
-----------------------------------------------------------------------------------------------
                                                                                $     4,180,467
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.3%

$   1,500          Metropolitan Transportation Authority of New York,
                   Escrowed to Maturity, (FGIC), 4.75%, 7/1/26                  $     1,451,925
    1,400          Metropolitan Transportation Authority of New York,
                   Escrowed to Maturity, (FGIC), 4.75%, 7/1/26                        1,355,130
    1,000          Metropolitan Transportation Authority of New York,
                   Escrowed to Maturity, (FGIC), 4.875%, 7/1/18                       1,032,940
    1,000          New York City, Trust for Cultural Resources, (Museum
                   of History), Prerefunded to 7/1/09, (AMBAC),
                   Variable Rate, 7/1/29(2)(3)                                        1,229,080
-----------------------------------------------------------------------------------------------
                                                                                $     5,069,075
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.3%

$   1,750          Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)              $     1,872,938
-----------------------------------------------------------------------------------------------
                                                                                $     1,872,938
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 10.9%

$   5,000          New York Dormitory Authority, (Memorial Sloan
                   Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(4)(5)        $     5,443,950
    3,500          New York Dormitory Authority, (Municipal Health
                   Facilities Improvement), (FSA), 4.75%, 1/15/29                     3,317,335
-----------------------------------------------------------------------------------------------
                                                                                $     8,761,285
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.3%

$   1,000          New York Dormitory Authority, (Department Health),
                   (MBIA), 5.50%, 7/1/25                                        $     1,041,130
-----------------------------------------------------------------------------------------------
                                                                                $     1,041,130
-----------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.3%

$   1,000          New York City, Trust for Cultural Resources, (Museum
                   of Modern Art), (AMBAC), 5.125%, 7/1/31                      $     1,004,550
-----------------------------------------------------------------------------------------------
                                                                                $     1,004,550
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.2%

$   1,000          New York City Transitional Finance Authority, (Future Tax),
                   (AMBAC), 5.00%, 5/1/30                                       $       989,210
    1,175          Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)(6)                                        1,179,994
    1,190          Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                        1,197,592
-----------------------------------------------------------------------------------------------
                                                                                $     3,366,796
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 15.6%

$   2,325          Monroe County Airport Authority, (MBIA), (AMT),
                   Variable Rate, 1/1/17(3)(6)                                  $     2,825,433
    2,735          Niagara Frontier Airport Authority, (Buffalo Niagara
                   International Airport), (MBIA), (AMT), 5.625%, 4/1/29              2,824,626
    1,750          Niagara Frontier Airport Authority, (Buffalo Niagara
                   International Airport), (MBIA), (AMT), Variable Rate,
                   4/1/29(3)(6)                                                       1,864,678
    5,000          Triborough Bridge and Tunnel Authority, (MBIA),
                   5.00%, 1/1/32                                                      4,937,100
-----------------------------------------------------------------------------------------------
                                                                                $    12,451,837
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.6%

$   2,000          New York City Municipal Water Finance Authority, (FGIC),
                   5.50%, 6/15/32                                               $     2,075,020
-----------------------------------------------------------------------------------------------
                                                                                $     2,075,020
-----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.8%

$   4,385          New York Dormitory Authority, (Court Facility),
                   6.00%, 5/15/39                                               $     4,605,916
-----------------------------------------------------------------------------------------------
                                                                                $     4,605,916
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 3.4%

$   1,285          Albany Industrial Development Agency Civic Facility,
                   (Charitable Leadership), 5.75%, 7/1/26                       $     1,280,939
    1,250          Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                       1,440,150
-----------------------------------------------------------------------------------------------
                                                                                $     2,721,089
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.7%

$   1,250          Mount Vernon IDA, (Wartburg Senior Housing, Inc. -
                   Meadowview), 6.20%, 6/1/29                                   $     1,142,275
    1,000          Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19             1,037,070
-----------------------------------------------------------------------------------------------
                                                                                $     2,179,345
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 1.3%

$   1,040          New York State Local Government Assistance Corp.,
                   5.00%, 4/1/21                                                $     1,069,234
-----------------------------------------------------------------------------------------------
                                                                                $     1,069,234
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 12.5%

$   6,000          Metropolitan Transportation Authority of New York,
                   5.25%, 11/15/32                                              $     5,951,700
    1,000          Port Authority of New York and New Jersey,
                   5.00%, 9/1/33                                                        979,590
    1,800          Port Authority of New York and New Jersey, Variable Rate,
                   3/1/28(2)                                                          2,027,070
    1,300          Port Authority of New York and New Jersey, (AMT),
                   Variable Rate, 6/15/33(3)(6)                                       1,017,679
-----------------------------------------------------------------------------------------------
                                                                                $     9,976,039
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.7%

$   1,500          New York City Municipal Water Finance Authority,
                   5.25%, 6/15/29                                               $     1,507,275
    3,500          New York City Municipal Water Finance Authority,
                   5.75%, 6/15/29                                                     3,688,930
    1,000          New York Environmental Facility Corp., Clean Water,
                   5.00%, 6/15/28                                                       996,640
-----------------------------------------------------------------------------------------------
                                                                                $     6,192,845
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 158.3%
   (IDENTIFIED COST $124,443,596)                                               $   126,684,964
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (2.7)%                                        $    (2,175,976)
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (55.6)%                                                     $   (44,505,602)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    80,003,386
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 31.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.1% to 17.1% of total investments.

(1)  When-issued security.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $14,062,729 or 17.6% of the Trust's net assets.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5) Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Security has been issued as an inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 156.1%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
COGENERATION -- 1.4%

$     400          Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power), (AMT),
                   5.875%, 9/1/20                                               $       368,272
      200          Ohio Water Development Authority, Solid Waste
                   Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20                   199,578
-----------------------------------------------------------------------------------------------
                                                                                $       567,850
-----------------------------------------------------------------------------------------------

EDUCATION -- 3.6%

$   1,500          Ohio Higher Educational Facilities Authority, (Oberlin
                   College), Variable Rate, 10/1/291(1)(2)                      $     1,467,930
-----------------------------------------------------------------------------------------------
                                                                                $     1,467,930
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.3%

$     500          Clyde Electric System Revenue, (AMT),
                   6.00%, 11/15/14                                              $       514,115
-----------------------------------------------------------------------------------------------
                                                                                $       514,115
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.7%

$   1,000          Delaware County, 6.00%, 12/1/25                              $     1,099,910
    1,530          Hamilton City School District, 5.625%, 12/1/24                     1,626,895
-----------------------------------------------------------------------------------------------
                                                                                $     2,726,805
-----------------------------------------------------------------------------------------------

HOSPITAL -- 22.4%

$     550          Cuyahoga County, (Cleveland Clinic Health
                   System), 5.50%, 1/1/29                                       $       553,685
    1,500          Erie County Hospital Facilities, (Firelands
                   Regional Medical Center), 5.625%, 8/15/32                          1,489,365
    2,000          Franklin County, (Childrens Hospital),
                   5.20%, 5/1/29                                                      1,981,980
      620          Highland County, (Joint Township Hospital District),
                   6.75%, 12/1/29                                                       563,574
      400          Mahoning County Hospital Facility, (Forum Health
                   Obligation Group), 6.00%, 11/15/32                                   413,252
    1,250          Parma Community General Hospital Association,
                   5.35%, 11/1/18                                                     1,278,212
    1,750          Parma Community General Hospital Association,
                   5.375%, 11/1/29                                                    1,716,627
    1,000          Richland County Hospital Facilities, (Medcentral Health
                   Systems), 6.375%, 11/15/22                                         1,056,030
-----------------------------------------------------------------------------------------------
                                                                                $     9,052,725
-----------------------------------------------------------------------------------------------

HOUSING -- 2.5%

$     995          Multifamily Housing, (Tyler's Creek), (AMT),
                   6.00%, 11/1/33                                               $     1,011,039
-----------------------------------------------------------------------------------------------
                                                                                $     1,011,039
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 21.2%

$   1,250          Cleveland Airport, (Continental Airlines), (AMT),
                   5.70%, 12/1/19                                               $       907,013
    1,300          Dayton Special Facilities Revenue, (Emery Air Freight),
                   5.625%, 2/1/18                                                     1,173,497
    3,000          Moraine Solid Waste Disposal, (General Motors Corp.),
                   (AMT), 5.65%, 7/1/24                                               2,893,410
    1,250          Ohio Environmental Facilities, (Ford Motor), (AMT),
                   5.95%, 9/1/29                                                      1,254,613
    2,250          Ohio Water Development Authority, (Anheuser-Busch),
                   (AMT), 6.00%, 8/1/38                                               2,332,103
-----------------------------------------------------------------------------------------------
                                                                                $     8,560,636
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 10.4%

$   1,000          Ohio Higher Educational Facilities, (University of
                   Dayton), (AMBAC), 5.50%, 12/1/30                             $     1,035,720
    1,500          University of Akron, (FGIC), Variable Rate, 1/1/29(1)(2)           1,898,205
    1,250          University of Cincinnati, (FGIC), 5.25%, 6/1/24                    1,284,100
-----------------------------------------------------------------------------------------------
                                                                                $     4,218,025
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.8%

$   2,000          Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/25                                               $       638,340
    3,000          Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/26                                                       894,750
-----------------------------------------------------------------------------------------------
                                                                                $     1,533,090
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.6%

$     245          Cuyahoga County Hospital, (MBIA), Escrowed to
                   Maturity, 5.125%, 1/1/29(3)                                  $       245,012
-----------------------------------------------------------------------------------------------
                                                                                $       245,012
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 17.7%

$   1,000          Lima City School District, (AMBAC), 5.50%, 12/1/22           $     1,071,350
      500          Lima City School District, (AMBAC), 6.00%, 12/1/22                   563,760
    1,000          Plain Local School District, (FGIC), 5.00%, 12/1/30                  984,830
    1,000          Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(4)                    1,070,250
      400          Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(4)                     537,040
    2,860          Springfield City School District Clark County, (FGIC),
                   5.20%, 12/1/23                                                     2,945,628
-----------------------------------------------------------------------------------------------
                                                                                $     7,172,858
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 3.0%

$     255          Cuyahoga County, (Cleveland Clinic), (MBIA),
                   5.125%, 1/1/29(3)                                            $       255,013
    1,000          Franklin County, (Ohio Health Corp.), (MBIA),
                   5.00%, 5/15/33                                                       975,470
-----------------------------------------------------------------------------------------------
                                                                                $     1,230,483
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 8.0%

$   1,500          Cleveland, Certificates of Participation, (Cleveland
                   Stadium), (AMBAC), 5.25%, 11/15/22                           $     1,549,965
      600          Puerto Rico Public Finance Corp., (AMBAC), Variable
                   Rate, 6/1/24(2)(4)                                                   697,308
    1,000          Summit County, (Civic Theater Project), (AMBAC),
                   5.00%, 12/1/33                                                       987,080
-----------------------------------------------------------------------------------------------
                                                                                $     3,234,353
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 12.4%

$   2,500          Delaware County, Sewer District, (MBIA),
                   4.75%, 12/1/24                                               $     2,434,475
    2,000          Hamiliton County Sales Tax Revenue, (AMBAC),
                   5.25%, 12/1/32                                                     2,019,300
    2,235          Hamilton County Sales Tax Revenue, (AMBAC),
                   0.00%, 12/1/28                                                       578,686
-----------------------------------------------------------------------------------------------
                                                                                $     5,032,461
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.1%

$   1,325          Cleveland Airport System Revenue, (FSA),
                   5.00%, 1/1/31                                                $     1,301,031
    1,000          Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24                   1,087,840
    1,000          Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26                   1,080,270
    1,000          Puerto Rico Highway and Transportation Authority,
                   (AMBAC), Variable Rate, 7/1/28(2)(4)                               1,006,890
-----------------------------------------------------------------------------------------------
                                                                                $     4,476,031
-----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.3%

$   1,300          Union County, (Pleasant Valley Joint Fire District),
                   6.125%, 12/1/19                                              $     1,343,771
-----------------------------------------------------------------------------------------------
                                                                                $     1,343,771
-----------------------------------------------------------------------------------------------

NURSING HOME -- 5.0%

$   1,755          Cuyahoga County, Health Care Facilities, (Benjamin
                   Rose Institute), 5.50%, 12/1/28                              $     1,516,724
      610          Ohio HFA, Retirement Rental Housing, (Encore Retirement
                   Partners), 6.75%, 3/1/19                                             519,250
-----------------------------------------------------------------------------------------------
                                                                                $     2,035,974
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.9%

$   1,000          Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(4)                                 $     1,152,120
-----------------------------------------------------------------------------------------------
                                                                                $     1,152,120
-----------------------------------------------------------------------------------------------

POOLED LOANS -- 7.6%

$   1,020          Ohio Economic Development, (Ohio Enterprise
                   Bond Fund), (AMT), 5.85%, 12/1/22                            $     1,036,075
    1,000          Rickenbacker Port Authority, Oasbo Expanded
                   Asset Pooled Loan, 5.375%, 1/1/32                                  1,007,860
    1,100          Toledo-Lucas County Port Authority, 5.40%, 5/15/19                 1,016,466
-----------------------------------------------------------------------------------------------
                                                                                $     3,060,401
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.5%

$     600          Cleveland-Cuyahoga County Port Authority,
                   7.00%, 12/1/18                                               $       617,814
    1,420          Cuyahoga County, Economic Development, (Shaker
                   Square), 6.75%, 12/1/30                                            1,607,298
-----------------------------------------------------------------------------------------------
                                                                                $     2,225,112
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.2%

$   1,375          Puerto Rico Highway and Transportation Authority,
                   5.00%, 7/1/34                                                $     1,307,873
-----------------------------------------------------------------------------------------------
                                                                                $     1,307,873
-----------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.5%

$   1,000          Ohio Water Development Authority, (Fresh Water
                   Improvement), 5.00%, 12/1/28                                 $       991,210
-----------------------------------------------------------------------------------------------
                                                                                $       991,210
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 156.1%
   (IDENTIFIED COST $62,119,503)                                                $    63,159,874
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                          $       818,637
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (58.1)%                                                     $   (23,504,052)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                $    40,474,459
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

                        SEE NOTES TO FINANCIAL STATEMENTS

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 43.0% Of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 15.1% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the securities act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $7,829,743 or 19.3% of the trust's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST as of May 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 155.2%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
COGENERATION -- 3.9%

$     470          Carbon County IDA, (Panther Creek Partners),
                   (AMT), 6.65%, 5/1/10                                         $       503,802
      500          Pennsylvania EDA, (Northampton Generating),
                   (AMT), 6.50%, 1/1/13                                                 505,215
      500          Pennsylvania EDA, (Resource Recovery-Colver),
                   (AMT), 7.05%, 12/1/10                                                516,615
-----------------------------------------------------------------------------------------------
                                                                                $     1,525,632
-----------------------------------------------------------------------------------------------

EDUCATION -- 5.5%

$   1,500          Pennsylvania HEFA, (Drexel University), 6.00%, 5/1/29        $     1,569,030
      600          Philadelphia HEFA, (Chestnut Hill College),
                   6.00%, 10/1/29                                                       571,116
-----------------------------------------------------------------------------------------------
                                                                                $     2,140,146
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.5%

$     600          York County, IDA, Pollution Control, (Public Service
                   Enterprise Group, Inc.), 5.50%, 9/1/20                       $       592,776
-----------------------------------------------------------------------------------------------
                                                                                $       592,776
-----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 5.4%

$     600          Allegheny County, IDA, (Residential Resources, Inc.),
                   6.50%, 9/1/21                                                $       574,758
    1,500          Chester County HEFA, (Devereux Foundation),
                   6.00%, 11/1/29                                                     1,534,770
-----------------------------------------------------------------------------------------------
                                                                                $     2,109,528
-----------------------------------------------------------------------------------------------

HOSPITAL -- 9.8%

$     750          Lancaster County Hospital Authority, 5.50%, 3/15/26          $       745,695
    1,250          Lehigh County, General Purpose Authority, (Lehigh
                   Valley Health Network), 5.25%, 7/1/32                              1,180,775
      500          Monroe County Hospital Authority, (Pocono Medical
                   Center), 6.00%, 1/1/43                                               494,625
      850          Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                                                       883,371
      500          Washington County Hospital Authority, (Monongahela
                   Hospital), 5.50%, 6/1/17                                             520,495
-----------------------------------------------------------------------------------------------
                                                                                $     3,824,961
-----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.5%

$     500          New Morgan IDA, (New Morgan Landfill), (AMT),
                   6.50%, 4/1/19                                                $       460,440
    1,000          Pennsylvania, IDA, (Sun Co.), (AMT), 7.60%, 12/1/24                1,044,650
    1,550          Puerto Rico Port Authority, (American Airlines),
                   (AMT), 6.30%, 6/1/23                                               1,044,669
-----------------------------------------------------------------------------------------------
                                                                                $     2,549,759
-----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 25.8%

$   1,900          Lycoming County Authority, (Pennsylvania College of
                   Technology), (AMBAC), 5.25%, 5/1/32                          $     1,927,588
    1,000          Northampton County HEFA, (Lafayette College), (MBIA),
                   5.00%, 11/1/27                                                       992,870
    1,000          Pennsylvania HEFA, (Bryn Mawr College), (AMBAC),
                   5.125%, 12/1/29                                                    1,002,850
    2,000          Pennsylvania HEFA, (State System Higher Education),
                   (FSA), 5.00%, 6/15/24                                              2,008,800
    2,000          Pennsylvania HEFA, (Temple University), (MBIA),
                   5.00%, 4/1/29(1)                                                   1,978,820
      600          Puerto Rico Industrial, Tourist, Educational, Medical
                   and Environmental, Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(3)                                          599,478
    1,500          University of Pittsburgh, (MBIA), 5.00%, 6/1/21                    1,522,005
-----------------------------------------------------------------------------------------------
                                                                                $    10,032,411
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.9%

$     600          Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(2)(3)                                           $       638,898
      835          Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                   Variable Rate, 7/1/29(2)(3)                                          889,133
-----------------------------------------------------------------------------------------------
                                                                                $     1,528,031
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 12.2%

$     650          Berks County Municipal Authority, (Reading Hospital
                   and Medical Center), (FSA), Prerefunded to
                   11/1/09 @ 102, 6.00%, 11/1/29                                $       749,886
      265          McKeesport Area School District, (FGIC), Escrowed to
                   Maturity, 0.00%, 10/1/31                                              57,349
    3,100          Pennsylvania Turnpike Commision, Oil Franchise Tax,
                   (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27                      2,991,035
    2,000          Westmoreland County Municipal Authority, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19                                 937,880
-----------------------------------------------------------------------------------------------
                                                                                $     4,736,150
-----------------------------------------------------------------------------------------------

INSURED-GAS UTILITIES -- 3.3%
$   1,325          Philadelphia Natural Gas Works, (FSA), Variable
                   Rate, 7/1/28(4)                                              $     1,290,179
-----------------------------------------------------------------------------------------------
                                                                                $     1,290,179
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 16.8%

$   1,825          Hopewell School District, (FSA), 0.00%, 9/1/25               $       568,780
      735          McKeesport Area School District, (FGIC),
                   0.00%, 10/1/31                                                       159,363
    2,000          Philadelphia General Obligation, (FSA),
                   5.00%, 3/15/28                                                     1,975,440
    1,125          Philadelphia School District, (FSA), 5.50%, 2/1/31                 1,162,935
    1,500          Puerto Rico, (FSA), 5.125%, 7/1/30                                 1,513,500
    1,000          Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                    1,070,250
      250          Southeast Delco Area School District, (MBIA),
                   0.00%, 2/1/24                                                         86,015
-----------------------------------------------------------------------------------------------
                                                                                $     6,536,283
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.3%

$   1,000          Dauphin County General Authority, (Pinnacle Health
                   System), (MBIA), 5.50%, 5/15/27                              $     1,019,210
      500          Delaware County Authority, (Catholic Health East),
                   (AMBAC), 4.875%, 11/15/26                                            482,780
    1,500          Lehigh County General Purpose Authority, (Lehigh Valley
                   Health Network), (MBIA), 5.25%, 7/1/29                             1,504,965
    3,000          Montgomery County HEFA, (Abington Memorial Hospital),
                   (AMBAC), 5.00%, 6/1/28                                             2,952,180
-----------------------------------------------------------------------------------------------
                                                                                $     5,959,135
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.1%

$   1,000          Pittsburgh and Allegheny County Public Auditorium
                   Authority, (AMBAC), 5.00%, 2/1/24                            $     1,005,200
      595          Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(3)                                          598,796
-----------------------------------------------------------------------------------------------
                                                                                $     1,603,996
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 7.7%

$   1,000          Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                                                $       989,420
    1,005          Philadelphia Parking Authority, (AMBAC),
                   5.25%, 2/15/29                                                     1,015,532
      800          Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/26(2)(3)                                        1,001,840
-----------------------------------------------------------------------------------------------
                                                                                $     3,006,792
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.6%

$     500          Allegheny County Sanitation and Sewer Authority,
                   (MBIA), 5.00%, 12/1/19                                       $       516,235
    1,000          Allegheny County Sanitation and Sewer Authority,
                   (MBIA), 5.50%, 12/1/24                                             1,050,360
      500          Delaware County IDA, (Water Facilities), (FGIC), (AMT),
                   6.00%, 6/1/29                                                        534,215
    1,000          Philadelphia Water and Wastewater, (FGIC),
                   5.00%, 11/1/31                                                       981,660
    3,000          Pittsburgh Water and Sewer Authority, (AMBAC),
                   5.125%, 12/1/31                                                    3,010,140
-----------------------------------------------------------------------------------------------
                                                                                $     6,092,610
-----------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.5%

$     600          Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26       $       566,256
-----------------------------------------------------------------------------------------------
                                                                                $       566,256
-----------------------------------------------------------------------------------------------

NURSING HOME -- 2.0%

$     375          Clarion County IDA, (Beverly Enterprises, Inc.),
                   5.875%, 5/1/07                                               $       367,174
      400          Cumberland County IDA, (Beverly Enterprises, Inc.),
                   5.50%, 10/1/08                                                       394,772
-----------------------------------------------------------------------------------------------
                                                                                $       761,946
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 8.6%

$     600          Bucks County, IDA, (Pennswood), 6.00%, 10/1/27               $       608,724
      490          Cliff House Trust (AMT), 6.625%, 6/1/27                              389,109
      500          Crawford County Hospital Authority, (Wesbury United
                   Methodist Community), 6.25%, 8/15/29                                 485,625
      400          Delaware IDA, (Glen Riddle), (AMT), 8.625%, 9/1/25                   416,756
      500          Lancaster County Hospital Authority, (Health Center),
                   5.875%, 6/1/31                                                       510,020
      925          Montgomery County HEFA, (Faulkeways at Gwynedd),
                   6.75%, 11/15/30                                                      949,503
-----------------------------------------------------------------------------------------------
                                                                                $     3,359,737
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.8%

$   1,200          Delaware River Joint Toll Bridge Commission,
                   5.00%, 7/1/28                                                $     1,177,368
      340          Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09               346,854
      500          Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/164              83,605
      250          Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31                    251,550
-----------------------------------------------------------------------------------------------
                                                                                $     2,259,377
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.2%
  (IDENTIFIED COST $59,140,922)                                                 $    60,475,705
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.5%                                          $       981,032
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (57.7)%                                                     $   (22,500,000)
-----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                $    38,956,737
-----------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2004, 67.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.1% to 24.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security exempt from registration under Rule 144A of the securities act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the aggregate value of the securities is $4,798,395 or 12.3% of the trust's net assets.

(4)  Security has been issued as an inverse floater bond.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS as of May 31, 2004
FINANCIAL STATEMENTS (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 2004

                                                          CALIFORNIA TRUST   FLORIDA TRUST   MASSACHUSETTS TRUST   MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                        $    157,515,100   $  93,747,203   $        58,322,350   $   45,684,475
   Unrealized appreciation                                       5,052,588       2,058,136             1,063,184        1,788,133
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                     $    162,567,688   $  95,805,339   $        59,385,534   $   47,472,608
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                      $        467,423   $   1,356,941   $            99,199   $      540,225
Receivable for investments sold                                  1,495,013              --                    --               --
Interest receivable                                              2,611,415       1,223,452             1,199,918          757,435
Receivable for daily variation margin on open
  financial futures contracts                                      181,094         109,844                81,935           64,125
Prepaid expenses                                                     3,425           4,429                 4,740               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                              $    167,326,058   $  98,500,005   $        60,771,326   $   48,834,393
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for when-issued securities                        $      2,937,990   $          --   $                --   $      737,655
Payable to affiliate for Trustees' fees                              1,466           1,118                   291              533
Accrued expenses                                                    45,096          39,264                35,091           38,465
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                         $      2,984,552   $      40,382   $            35,382   $      776,653
---------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                             $     59,005,404   $  35,505,587   $        21,501,488   $   17,502,754
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $    105,336,102   $  62,954,036   $        39,234,456   $   30,554,986
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number
  of shares authorized                                    $         71,773   $      42,460   $            26,804   $       21,041
Additional paid-in capital                                     106,399,317      63,081,360            39,671,207       31,264,163
Accumulated net realized loss (computed on the
  basis of identified cost)                                     (8,953,705)     (3,844,202)           (2,133,553)      (2,996,922)
Accumulated undistributed net investment income                  1,396,488         852,693               563,659          387,485
Net unrealized appreciation (computed on the
  basis of identified cost)                                      6,422,229       2,821,725             1,106,339        1,879,219
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $    105,336,102   $  62,954,036   $        39,234,456   $   30,554,986
---------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                     2,360           1,420                   860              700
---------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                 7,177,287       4,246,022             2,680,412        2,104,087
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY
  COMMON SHARES ISSUED AND OUTSTANDING                    $          14.68   $       14.83   $             14.64   $        14.52
---------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

AS OF MAY 31, 2004

                                                         NEW JERSEY TRUST  NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                        $  101,468,000   $  124,443,596   $   62,119,503   $       59,140,922
   Unrealized appreciation                                     2,865,243        2,241,368        1,040,371            1,334,783
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                     $  104,333,243   $  126,684,964   $   63,159,874   $       60,475,705
-------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                           $    1,013,056   $    3,994,730   $           --   $               --
Interest receivable                                            2,225,090        2,422,492        1,306,554            1,240,906
Receivable for daily variation margin on open financial
  futures contracts                                              140,460          124,687           53,437               71,250
Prepaid expenses                                                   4,418            4,876            4,427                   --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                              $  107,716,267   $  133,231,749   $   64,524,292   $       61,787,861
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                         $           --   $    6,039,125   $           --   $               --
Payable for when-issued securities                             3,442,390        2,458,850               --                   --
Due to bank                                                      819,557          169,116          509,592              289,627
Payable to affiliate for Trustees' fees                            1,118            1,118              290                  533
Accrued expenses                                                  38,251           54,552           35,899               40,964
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                         $    4,301,316   $    8,722,761   $      545,781   $          331,124
-------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                             $   38,000,000   $   44,505,602   $   23,504,052   $       22,500,000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $   65,414,951   $   80,003,386   $   40,474,459   $       38,956,737
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number
  of shares authorized                                    $       45,891   $       53,603   $       28,144   $           26,819
Additional paid-in capital                                    68,121,032       79,543,024       41,806,937           39,847,452
Accumulated net realized loss (computed on the basis
  of identified cost)                                         (6,522,187)      (3,215,049)      (3,452,056)          (3,422,350)
Accumulated undistributed net investment income                  830,992        1,128,436          583,867              666,871
Net unrealized appreciation (computed on the basis
  of identified cost)                                          2,939,223        2,493,372        1,507,567            1,837,945
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $   65,414,951   $   80,003,386   $   40,474,459   $       38,956,737
-------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                   1,520            1,780              940                  900
-------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                               4,589,099        5,360,320        2,814,442            2,681,940
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY
  COMMON SHARES ISSUED AND OUTSTANDING                    $        14.25   $        14.93   $        14.38   $            14.53
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2004

                                                          CALIFORNIA TRUST   FLORIDA TRUST   MASSACHUSETTS TRUST   MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                  $      4,863,705   $   2,913,295   $         1,799,122   $    1,447,184
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $      4,863,705   $   2,913,295   $         1,799,122   $    1,447,184
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $        592,171   $     354,279   $           218,235   $      172,776
Administration fee                                                 169,192         101,222                62,353           49,365
Trustees fees and expenses                                           4,374           3,338                   866            1,052
Legal and accounting services                                       15,696          13,167                12,877           13,633
Printing and postage                                                13,733          10,060                 7,756            3,660
Custodian fee                                                       35,267          23,783                18,052           15,333
Transfer and dividend disbursing agent                              58,394          37,732                22,480           17,016
Preferred shares remarketing agent fee                              73,952          44,496                26,949           21,934
Miscellaneous                                                        7,042           9,936                 8,466           21,010
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $        969,821   $     598,013   $           378,034   $      315,779
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                             $             --   $          --   $             2,208   $           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                  $             --   $          --   $             2,208   $           --
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              $        969,821   $     598,013   $           375,826   $      315,779
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $      3,893,884   $   2,315,282   $         1,423,296   $    1,131,405
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)        $         71,963   $      37,306   $           813,607   $       37,035
   Financial futures contracts                                    (828,517)       (535,940)              287,691          (63,060)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                  $       (756,554)  $    (498,634)  $         1,101,298   $      (26,025)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                    $     (4,830,160)  $  (2,979,277)  $        (2,927,846)  $   (1,440,165)
   Financial futures contracts                                     968,119         536,642              (148,850)         (12,072)
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      $     (3,862,041)  $  (2,442,635)  $        (3,076,696)  $   (1,452,237)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                          $     (4,618,595)  $  (2,941,269)  $        (1,975,398)  $   (1,478,262)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                   $       (259,172)  $    (161,968)  $           (74,872)  $      (81,396)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                $       (983,883)  $    (787,955)  $          (626,974)  $     (428,253)
---------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MAY 31, 2004

                                                         NEW JERSEY TRUST  NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                  $    3,119,268   $    3,758,802   $    1,934,886   $        1,832,416
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $    3,119,268   $    3,758,802   $    1,934,886   $        1,832,416
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $      375,279   $      451,800   $      230,603   $          221,001
Administration fee                                               107,223          129,086           65,887               63,143
Trustees fees and expenses                                         3,338            3,337              864                1,052
Legal and accounting services                                     13,969           11,168           14,381               13,633
Printing and postage                                              11,297           11,071            8,629                4,209
Custodian fee                                                     24,811           27,422           17,162               18,119
Transfer and dividend disbursing agent                            39,001           47,453           26,604               22,204
Preferred shares remarketing agent fee                            47,629           55,777           29,376               28,202
Miscellaneous                                                      9,623            8,598            8,930               21,010
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $      632,170   $      745,712   $      402,436   $          392,573
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $    2,487,098   $    3,013,090   $    1,532,450   $        1,439,843
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)        $    1,307,131   $    2,846,731   $      (39,461)  $           81,200
   Financial futures contracts                                   331,560          (48,698)        (314,989)            (306,191)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                  $    1,638,691   $    2,798,033   $     (354,450)  $         (224,991)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                    $   (5,639,748)  $   (7,691,435)  $   (1,930,144)  $       (1,951,433)
   Financial futures contracts                                  (205,300)          90,808          352,056              354,773
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      $   (5,845,048)  $   (7,600,627)  $   (1,578,088)  $       (1,596,660)
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                          $   (4,206,357)  $   (4,802,594)  $   (1,932,538)  $       (1,821,651)
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                   $     (152,988)  $     (163,962)  $     (110,225)  $         (103,285)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                $   (1,872,247)  $   (1,953,466)  $     (510,313)  $         (485,093)
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MAY 31, 2004

INCREASE (DECREASE) IN NET ASSETS                         CALIFORNIA TRUST   FLORIDA TRUST   MASSACHUSETTS TRUST   MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $      3,893,884   $   2,315,282   $         1,423,296   $    1,131,405
   Net realized gain (loss) on investment transactions
     and financial futures contracts                              (756,554)       (498,634)            1,101,298          (26,025)
   Net change in unrealized appreciation (depreciation)
     on investments and financial futures contracts             (3,862,041)     (2,442,635)           (3,076,696)      (1,452,237)
   Distributions to preferred shareholders from net
     investment income                                            (259,172)       (161,968)              (74,872)         (81,396)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                $       (983,883)  $    (787,955)  $          (626,974)  $     (428,253)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $     (3,671,269)  $  (2,196,918)  $        (1,367,770)  $   (1,083,672)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $             --          36,497   $           193,993   $      103,683
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                      $             --          36,497   $           193,993   $      103,683
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                $     (4,655,152)  $  (2,948,376)  $        (1,800,751)  $   (1,408,242)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                    $    109,991,254   $  65,902,412   $        41,035,207   $   31,963,228
---------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $    105,336,102   $  62,954,036   $        39,234,456   $   30,554,986
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                          $      1,396,488   $     852,693   $           563,659   $      387,485
---------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MAY 31, 2004

INCREASE (DECREASE) IN NET ASSETS                        NEW JERSEY TRUST  NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $    2,487,098   $    3,013,090   $    1,532,450   $        1,439,843
   Net realized gain (loss) on investment transactions
     and financial futures contracts                           1,638,691        2,798,033         (354,450)            (224,991)
   Net change in unrealized appreciation (depreciation)
     on investments and financial futures contracts           (5,845,048)      (7,600,627)      (1,578,088)          (1,596,660)
   Distributions to preferred shareholders
     from net investment income                                 (152,988)        (163,962)        (110,225)            (103,285)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                $   (1,872,247)  $   (1,953,466)  $     (510,313)  $         (485,093)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $   (2,447,260)  $   (2,787,377)  $   (1,418,286)  $       (1,343,463)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $      234,008   $           --   $       99,520   $          115,392
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                      $      234,008   $           --   $       99,520   $          115,392
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                $   (4,085,499)  $   (4,740,843)  $   (1,829,079)  $       (1,713,164)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                    $   69,500,450   $   84,744,229   $   42,303,538   $       40,669,901
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $   65,414,951   $   80,003,386   $   40,474,459   $       38,956,737
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                          $      830,992   $    1,128,436   $      583,867   $          666,871
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED NOVEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                         CALIFORNIA TRUST   FLORIDA TRUST   MASSACHUSETTS TRUST   MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $      7,746,314   $   4,645,253   $         2,894,337   $    2,284,352
   Net realized gain (loss) on investment transactions
     and financial futures contracts                               (50,699)        321,597               475,279         (522,224)
   Net change in unrealized appreciation (depreciation)
     on investments and financial futures contracts              4,995,119       2,962,320             2,136,914        2,199,007
   Distributions to preferred shareholders from
     net investment income                                        (490,647)       (321,534)             (186,866)        (150,383)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $     12,200,087   $   7,607,636   $         5,319,664   $    3,810,752
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $     (6,911,900)  $  (4,215,934)  $        (2,579,286)  $   (2,053,986)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $     (6,911,900)  $  (4,215,934)  $        (2,579,286)  $   (2,053,986)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $             --   $     208,467   $           500,292   $      142,090
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS      $             --   $     208,467   $           500,292   $      142,090
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      5,288,187   $   3,600,169   $         3,240,670   $    1,898,856
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                      $    104,703,067   $  62,302,243   $        37,794,537   $   30,064,372
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $    109,991,254   $  65,902,412   $        41,035,207   $   31,963,228
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                            $      1,433,045   $     896,297   $           583,005   $      421,148
---------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED NOVEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                        NEW JERSEY TRUST  NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $    5,105,052   $    5,933,440   $    3,041,093   $        2,907,709
   Net realized gain (loss) on investment transactions
     and financial futures contracts                            (484,005)       1,336,457          260,447               45,691
   Net change in unrealized appreciation (depreciation)
     on investments and financial futures contracts            5,507,623        3,662,367        2,281,037            2,311,357
   Distributions to preferred shareholders from
     net investment income                                      (323,091)        (363,142)        (215,153)            (214,431)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $    9,805,579   $   10,569,122   $    5,367,424   $        5,050,326
-------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $   (4,638,616)  $   (5,495,212)  $   (2,796,900)  $       (2,517,299)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $   (4,638,616)  $   (5,495,212)  $   (2,796,900)  $       (2,517,299)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $      530,236   $       81,456   $      225,669   $          109,497
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS      $      530,236   $       81,456   $      225,669   $          109,497
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $    5,697,199   $    5,155,366   $    2,796,193   $        2,642,524
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                      $   63,803,251   $   79,588,863   $   39,507,345   $       38,027,377
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $   69,500,450   $   84,744,229   $   42,303,538   $       40,669,901
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                            $      944,142   $    1,066,685   $      579,928   $          673,776
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                               CALIFORNIA TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.320      $  14.590   $   14.410   $  13.210   $  11.630   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                         $          0.543      $   1.079   $    1.069   $   1.035   $   1.008   $    0.773
Net realized and unrealized gain (loss)                 (0.635)         0.682        0.155       1.120       1.576       (3.322)
Distributions to preferred shareholders
  from net investment income                            (0.036)        (0.068)      (0.110)     (0.222)     (0.279)      (0.186)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.128)     $   1.693   $    1.114   $   1.933   $   2.305   $   (2.735)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                    $         (0.512)     $  (0.963)  $   (0.934)  $  (0.733)  $  (0.725)  $   (0.510)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.512)     $  (0.963)  $   (0.934)  $  (0.733)  $  (0.725)  $   (0.510)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                    $             --      $      --   $       --   $      --   $      --   $   (0.040)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.085)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD
  (COMMON SHARES)                             $         14.680      $  15.320   $   14.590   $  14.410   $  13.210   $   11.630
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         14.110      $  14.950   $   13.660   $  14.320   $  11.688   $   11.438
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                          (2.33)%        17.06%        1.84%      29.65%       8.79%      (20.70)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                               CALIFORNIA TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end
  of period (000's omitted)                   $        105,336      $ 109,991   $  104,703   $ 102,664   $  94,049   $   82,333
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.76%(6)       1.78%        1.82%       1.83%       1.99%        1.66%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.76%(6)       1.78%        1.80%       1.76%       1.92%        1.60%(6)
   Net investment income(5)                               7.07%(6)       7.17%        7.44%       7.32%       8.43%        6.83%(6)
Portfolio Turnover                                           2%             9%          11%         47%         29%         146%

+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                             1.85%(6)
   Expenses after custodian fee reduction(5)                                                                               1.79%(6)
   Net investment income(5)                                                                                                6.64%(6)
   Net investment income per share                                                                                   $    0.752

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.15%(6)       1.15%        1.16%       1.15%       1.17%        1.06%(6)
   Net expenses after custodian fee
     reduction                                            1.15%(6)       1.15%        1.15%       1.11%       1.13%        1.02%(6)
   Net investment income                                  4.60%(6)       4.64%        4.73%       4.62%       4.97%        4.37%(6)

+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
  net assets):
   Expenses                                                                                                                1.18%(6)
   Expenses after custodian fee reduction                                                                                  1.14%(6)
   Net investment income                                                                                                   4.25%(6)

Senior Securities:
   Total preferred shares outstanding                    2,360          2,360        2,360       2,360       2,360        2,360
   Asset coverage per preferred share(7)      $         69,636      $  71,608   $   69,366   $  68,507   $  64,862   $   59,892
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000


(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44%, and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%. Per share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                FLORIDA TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.530      $  14.730   $   14.340   $  13.070   $  11.770   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                         $          0.545      $   1.096   $    1.103   $   1.056   $   1.028   $    0.779
Net realized and unrealized gain (loss)                 (0.689)         0.775        0.358       1.162       1.318       (3.180)
Distributions to preferred shareholders
  from net investment income                            (0.038)        (0.076)      (0.118)     (0.243)     (0.338)      (0.200)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.182)     $   1.795   $    1.343   $   1.975   $   2.008   $   (2.601)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                    $         (0.518)     $  (0.995)  $   (0.953)  $  (0.705)  $  (0.708)  $   (0.502)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.518)     $  (0.995)  $   (0.953)  $  (0.705)  $  (0.708)  $   (0.502)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                    $             --      $      --   $       --   $      --   $      --   $   (0.042)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.085)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE  -- END OF PERIOD
  (COMMON SHARES)                             $         14.830      $  15.530   $   14.730   $  14.340   $  13.070   $   11.770
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         13.800      $  15.455   $   14.400   $  13.380   $  10.500   $   10.438
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                          (7.59)%        14.67%       15.18%      34.91%       7.20%      (27.62)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                FLORIDA TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares,
  end of period (000's omitted)               $         62,954      $  65,902   $   62,302   $  60,646   $  55,296   $   49,715
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.82%(6)       1.83%        1.87%       1.90%       1.99%        1.74%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.82%(6)       1.82%        1.86%       1.82%       1.91%        1.68%(6)
   Net investment income(5)                               7.05%(6)       7.20%        7.61%       7.46%       8.59%        6.89%(6)
Portfolio Turnover                                           1%            15%          14%         24%         20%         101%
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                2.07%        1.88%(6)
   Expenses after custodian fee reduction(5)                                                                  1.99%        1.82%(6)
   Net investment income(5)                                                                                   8.51%        6.75%(6)
   Net investment income per share                                                                       $   1.018   $    0.763

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.18%(6)       1.18%        1.18%       1.19%       1.16%        1.11%(6)
   Net expenses after custodian fee
     reduction                                            1.18%(6)       1.18%        1.18%       1.14%       1.12%        1.07%(6)
   Net investment income                                  4.58%(6)       4.64%        4.82%       4.68%       5.05%        4.39%(6)
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                                   1.20%        1.20%(6)
   Expenses after custodian fee reduction                                                                     1.16%        1.16%(6)
   Net investment income                                                                                      5.01%        4.30%(6)

Senior Securities:
   Total preferred shares outstanding                    1,420          1,420        1,420       1,420       1,420        1,420
   Asset coverage per preferred share(7)      $         69,338      $  71,412   $   68,878   $  67,695   $  63,944   $   60,023
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61%, and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%. Per share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                             MASSACHUSETTS TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.380      $  14.350   $   14.110   $  12.530   $  11.470   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                         $          0.532      $   1.091   $    1.065   $   1.044   $   1.008   $    0.779
Net realized and unrealized gain (loss)                 (0.732)         0.982        0.218       1.486       1.058       (3.479)
Distributions to preferred shareholders
  from net investment income                            (0.028)        (0.070)      (0.106)     (0.227)     (0.286)      (0.192)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.228)     $   2.003   $    1.177   $   2.303   $   1.780   $   (2.892)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                    $         (0.512)     $  (0.973)  $   (0.937)  $  (0.723)  $  (0.720)  $   (0.510)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.512)     $  (0.973)  $   (0.937)  $  (0.723)  $  (0.720)  $   (0.510)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                    $             --      $      --   $       --   $      --   $      --   $   (0.043)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.085)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD
  (COMMON SHARES)                             $         14.640      $  15.380   $   14.350   $  14.110   $  12.530   $   11.470
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         14.550      $  15.400   $   15.510   $  14.370   $  10.813   $   11.438
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                          (2.31)%         5.91%       15.16%      40.54%       0.69%      (20.68)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                             MASSACHUSETTS TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares,
  end of period (000's omitted)               $         39,234      $  41,035   $   37,795   $  36,634   $  32,501   $   29,458
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.85%(6)       1.86%        1.97%       1.97%       2.17%        1.98%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.84%(6)       1.86%        1.94%       1.88%       2.09%        1.91%(6)
   Net investment income(5)                               6.97%(6)       7.27%        7.55%       7.60%       8.80%        6.93%(6)
Portfolio Turnover                                          23%            26%           7%         13%         32%         111%
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                             2.01%(6)
   Expenses after custodian fee reduction(5)                                                                               1.94%(6)
   Net investment income(5)                                                                                                6.90%(6)
   Net investment income per share                                                                                   $    0.776

++ The ratios reported above are based on net assets solely to common shares.
   The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.22%(6)       1.21%        1.24%       1.23%       1.26%        1.26%(6)
   Net expenses after custodian fee reduction             1.21%(6)       1.21%        1.22%       1.17%       1.21%        1.21%(6)
   Net investment income                                  4.57%(6)       4.72%        4.77%       4.74%       5.10%        4.41%(6)
+  The expenses of the Trust may reflect a voluntary reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
  net assets):
   Expenses                                                                                                                1.28%(6)
   Expenses after custodian fee reduction                                                                                  1.23%(6)
   Net investment income                                                                                                   4.39%(6)

Senior Securities:
   Total preferred shares outstanding                      860            860          860         860         860          860
   Asset coverage per preferred share(7)      $         70,623      $  72,719   $   68,951   $  67,602   $  62,797   $   59,256
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55%, and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                MICHIGAN TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.240      $  14.400   $   14.490   $  13.060   $  11.840   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                         $          0.539      $   1.092   $    1.085   $   1.045   $   0.996   $    0.771
Net realized and unrealized gain (loss)                 (0.704)         0.802       (0.109)      1.317       1.250       (3.111)
Distributions to preferred shareholders
  from net investment income                            (0.039)        (0.072)      (0.113)     (0.242)     (0.321)      (0.191)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.204)     $   1.822   $    0.863   $   2.120   $   1.925   $   (2.531)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                    $         (0.516)     $  (0.982)  $   (0.953)  $  (0.690)  $  (0.705)  $   (0.500)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.516)     $  (0.982)  $   (0.953)  $  (0.690)  $  (0.705)  $   (0.500)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                    $             --      $      --   $       --   $      --   $      --   $   (0.044)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.085)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD
  (COMMON SHARES)                             $         14.520      $  15.240   $   14.400   $  14.490   $  13.060   $   11.840
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         15.240      $  15.635   $   13.940   $  13.000   $  10.438   $   10.875
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                           0.82%         19.82%       14.72%      31.69%       2.30%      (24.66)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                MICHIGAN TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end
  of period (000's omitted)                   $         30,555      $  31,963   $   30,064   $  30,213   $  27,233   $   24,691
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.98%(6)       1.97%        2.00%       1.99%       2.18%        1.78%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.98%(6)       1.97%        1.99%       1.90%       2.09%        1.71%(6)
   Net investment income(5)                               7.10%(6)       7.31%        7.54%       7.36%       8.34%        6.77%(6)
Portfolio Turnover                                           2%             8%          13%         33%         18%          90%
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                2.21%        2.06%(6)
   Expenses after custodian fee reduction(5)                                                                  2.12%        1.99%(6)
   Net investment income(5)                                                                                   8.31%        6.49%(6)
   Net investment income per share                                                                       $   0.992   $    0.738

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.28%(6)       1.26%        1.27%       1.25%       1.27%        1.14%(6)
   Net expenses after custodian fee
     reduction                                            1.28%(6)       1.26%        1.26%       1.19%       1.22%        1.09%(6)
   Net investment income                                  4.59%(6)       4.69%        4.76%       4.63%       4.90%        4.33%(6)
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
  net assets):
   Expenses                                                                                                   1.29%        1.32%(6)
   Expenses after custodian fee reduction                                                                     1.24%        1.27%(6)
   Net investment income                                                                                      4.88%        4.15%(6)

Senior Securities:
   Total preferred shares outstanding                      700            700          700         700         700          700
   Asset coverage per preferred share(7)      $         68,654      $  70,664   $   67,952   $  68,163   $  63,906   $   60,283
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                              NEW JERSEY TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.190      $  14.060   $   13.880   $  12.680   $  11.720   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                         $          0.543      $   1.120   $    1.098   $   1.057   $   1.012   $    0.778
Net realized and unrealized gain (loss)                 (0.916)         1.099        0.163       1.089       0.977       (3.235)
Distributions to preferred shareholders
  from net investment income                            (0.033)        (0.071)      (0.105)     (0.234)     (0.324)      (0.195)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.406)     $   2.148   $    1.156   $   1.912   $   1.665   $   (2.652)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                    $         (0.534)     $  (1.018)  $   (0.976)  $  (0.712)  $  (0.705)  $   (0.500)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.534)     $  (1.018)  $   (0.976)  $  (0.712)  $  (0.705)  $   (0.500)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
  CHARGED TO PAID-IN CAPITAL                  $             --      $      --   $       --   $      --   $      --   $   (0.042)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.086)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD
  (COMMON SHARES)                             $         14.250      $  15.190   $   14.060   $  13.880   $  12.680   $   11.720
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         14.240      $  15.415   $   14.400   $  13.340   $  10.750   $   10.875
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                          (4.30)%        14.75%       15.70%      31.34%       5.28%      (24.64)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                              NEW JERSEY TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end
  of period (000's omitted)                   $         65,415      $  69,500   $   63,803   $  62,237   $  56,883   $   52,490
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.83%(6)       1.84%        1.89%       1.95%       2.08%        1.67%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.83%(6)       1.84%        1.88%       1.90%       2.00%        1.61%(6)
   Net investment income(5)                               7.19%(6)       7.64%        7.80%       7.64%       8.64%        6.83%(6)
Portfolio Turnover                                          17%            28%          25%         35%         54%         114%
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                             1.85%(6)
   Expenses after custodian fee reduction(5)                                                                               1.79%(6)
   Net investment income(5)                                                                                                6.65%(6)
   Net investment income per share                                                                                   $    0.757

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to to preferred shares are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.18%(6)       1.18%        1.19%       1.21%       1.21%        1.07%(6)
   Net expenses after custodian fee
     reduction                                            1.18%(6)       1.18%        1.18%       1.18%       1.16%        1.03%(6)
   Net investment income                                  4.64%(6)       4.87%        4.88%       4.74%       5.01%        4.35%(6)
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the rations would have been as follows:
Ratios (As a percentage of average total
  net assets):
   Expenses                                                                                                                1.18%(6)
   Expenses after custodian fee reduction                                                                                  1.14%(6)
   Net investment income                                                                                                   4.24%(6)

Senior Securities:
   Total preferred shares outstanding                    1,520          1,520        1,520       1,520       1,520        1,520
   Asset coverage per preferred share(7)      $         68,036      $  70,724   $   66,976   $  65,951   $  62,434   $   59,538
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                               NEW YORK TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.810      $  14.860   $   14.280   $  13.020   $  11.800   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                         $          0.562      $   1.108   $    1.114   $   1.057   $   1.002   $    0.781
Net realized and unrealized gain (loss)                 (0.891)         0.936        0.553       1.150       1.239       (3.153)
Distributions to preferred shareholders
  from net investment income                            (0.031)        (0.068)      (0.103)     (0.220)     (0.301)      (0.191)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.360)     $   1.976   $    1.564   $   1.987   $   1.940   $   (2.563)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                    $         (0.520)     $  (1.026)  $   (0.984)  $  (0.727)  $  (0.720)  $   (0.510)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.520)     $  (1.026)  $   (0.984)  $  (0.727)  $  (0.720)  $   (0.510)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
  CHARGED TO PAID-IN CAPITAL                  $             --      $      --   $       --   $      --   $      --   $   (0.041)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.086)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD
  (COMMON SHARES)                             $         14.930      $  15.810   $   14.860   $  14.280   $  13.020   $   11.800
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         14.000      $  15.460   $   13.990   $  14.050   $  10.750   $   10.813
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                          (6.31)%        18.34%        6.56%      38.30%       5.90%      (25.00)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                               NEW YORK TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end
  of period (000's omitted)                   $         80,003      $  84,744   $   79,589   $  75,658   $  69,023   $   62,327
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.76%(6)       1.77%        1.86%       1.88%       2.03%        1.65%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.76%(6)       1.77%        1.86%       1.86%       1.95%        1.59%(6)
   Net investment income(5)                               7.13%(6)       7.21%        7.64%       7.45%       8.33%        6.86%(6)
Portfolio Turnover                                          21%            19%           8%         21%         36%         139%
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                             1.86%(6)
   Expenses after custodian fee reduction(5)                                                                               1.80%(6)
   Net investment income(5)                                                                                                6.65%(6)
   Net investment income per share                                                                                   $    0.757

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.16%(6)       1.15%        1.18%       1.19%       1.20%        1.05%(6)
   Net expenses after custodian fee
     reduction                                            1.16%(6)       1.15%        1.18%       1.17%       1.15%        1.01%(6)
   Net investment income                                  4.67%(6)       4.68%        4.84%       4.68%       4.91%        4.38%(6)
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
  net assets):
   Expenses                                                                                                                1.18%(6)
   Expenses after custodian fee reduction                                                                                  1.14%(6)
   Net investment income                                                                                                   4.25%(6)

Senior Securities:
   Total preferred shares outstanding                    1,780          1,780        1,780       1,780       1,780        1,780
   Asset coverage per preferred share(7)      $         69,949      $  72,603   $   69,714   $  67,506   $  63,777   $   60,026
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                  OHIO TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.070      $  14.150   $   14.070   $  12.820   $  11.910   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                         $          0.545      $   1.083   $    1.107   $   1.068   $   1.028   $    0.772
Net realized and unrealized gain (loss)                 (0.691)         0.913        0.036       1.134       0.930       (3.035)
Distributions to preferred shareholders
  from net investment income                            (0.039)        (0.077)      (0.109)     (0.242)     (0.335)      (0.197)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.185)     $   1.919   $    1.034   $   1.960   $   1.623   $   (2.460)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                    $         (0.505)     $  (0.999)  $   (0.954)  $  (0.710)  $  (0.713)  $   (0.502)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.505)     $  (0.999)  $   (0.954)  $  (0.710)  $  (0.713)  $   (0.502)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
  CHARGED TO PAID-IN CAPITAL                  $             --      $      --   $       --   $      --   $      --   $   (0.043)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.085)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD
  (COMMON SHARES)                             $         14.380      $  15.070   $   14.150   $  14.070   $  12.820   $   11.910
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         14.370      $  15.715   $   14.730   $  13.620   $  11.375   $   11.250
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                          (5.46)%        14.12%       15.59%      26.39%       7.55%      (22.06)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                  OHIO TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end
  of period (000's omitted)                   $         40,474      $  42,304   $   39,507   $  39,072   $  35,613   $   33,049
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.90%(6)       1.90%        1.96%       1.99%       2.08%        1.84%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.90%(6)       1.88%        1.87%       1.90%       2.01%        1.77%(6)
   Net investment income(5)                               7.23%(6)       7.37%        7.84%       7.69%       8.56%        6.74%(6)
Portfolio Turnover                                           3%            23%           8%         26%         26%         136%
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                2.16%        1.96%(6)
   Expenses after custodian fee reduction(5)                                                                  2.09%        1.89%(6)
   Net investment income(5)                                                                                   8.48%        6.62%(6)
   Net investment income per share                                                                       $   1.018   $    0.758

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.22%(6)       1.21%        1.23%       1.24%       1.22%        1.17%(6)
   Net expenses after custodian fee
     reduction                                            1.22%(6)       1.20%        1.17%       1.18%       1.18%        1.13%(6)
   Net investment income                                  4.65%(6)       4.69%        4.91%       4.78%       5.02%        4.31%(6)
+  The expenses of the Trust may reflect a voluntary reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
  net assets):
   Expenses                                                                                                   1.26%        1.25%(6)
   Expenses after custodian fee reduction                                                                     1.22%        1.21%(6)
   Net investment income                                                                                      4.98%        4.23%(6)

Senior Securities:
   Total preferred shares outstanding                      940            940          940         940         940          940
   Asset coverage per preferred share(7)      $         68,062      $  70,007   $   67,032   $  66,569   $  62,895   $   60,158
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                             PENNSYLVANIA TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
  (Common shares)                             $         15.210      $  14.260   $   14.160   $  12.960   $  11.840   $   15.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                         $          0.537      $   1.089   $    1.059   $   1.015   $   1.013   $    0.780
Net realized and unrealized gain (loss)                 (0.677)         0.884        0.039       1.107       1.147       (3.108)
Distributions to preferred shareholders
  from net investment income                            (0.039)        (0.080)      (0.111)     (0.244)     (0.332)      (0.201)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $         (0.179)     $   1.893   $    0.987   $   1.878   $   1.828   $   (2.529)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                    $         (0.501)     $  (0.943)  $   (0.887)  $  (0.678)  $  (0.708)  $   (0.502)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS    $         (0.501)     $  (0.943)  $   (0.887)  $  (0.678)  $  (0.708)  $   (0.502)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
  CHARGED TO PAID-IN CAPITAL                  $             --      $      --   $       --   $      --   $      --   $   (0.043)
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS       $             --      $      --   $       --   $      --   $      --   $   (0.086)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         14.530      $  15.210   $   14.260   $  14.160   $  12.960   $   11.840
-------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON
  SHARES)                                     $         14.000      $  15.980   $   13.960   $  12.750   $  10.625   $   10.750
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                          (9.41)%        22.05%       16.77%      26.88%       5.29%      (25.50)%
-------------------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                             PENNSYLVANIA TRUST
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED NOVEMBER 30,
                                              MAY 31, 2004          -----------------------------------------------------------
                                              (UNAUDITED)(1)        2003(1)     2002(1)(2)   2001(1)     2000(1)     1999(1)(3)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end
  of period (000's omitted)                   $         38,957      $  40,670   $   38,027   $  37,723   $  34,514   $   31,543
Ratios (As a percentage of average net
  assets applicable to common shares):
   Net expenses(5)                                        1.93%(6)       1.92%        1.95%       1.97%       1.95%        1.77%(6)
   Net expenses after custodian fee
     reduction(5)                                         1.93%(6)       1.92%        1.95%       1.94%       1.86%        1.70%(6)
   Net investment income(5)                               7.09%(6)       7.35%        7.48%       7.26%       8.46%        6.85%(6)
Portfolio Turnover                                           1%             6%          20%         34%         19%          79%
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net
  assets applicable to common shares):
   Expenses(5)                                                                                                2.14%        1.98%(6)
   Expenses after custodian fee reduction(5)                                                                  2.05%        1.91%(6)
   Net investment income(5)                                                                                   8.27%        6.64%(6)
   Net investment income per share                                                                       $   0.990   $    0.756

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total
  net assets):
   Net expenses                                           1.24%(6)       1.23%        1.22%       1.23%       1.14%        1.13%(6)
   Net expenses after custodian fee
     reduction                                            1.24%(6)       1.23%        1.22%       1.20%       1.09%        1.08%(6)
   Net investment income                                  4.56%(6)       4.69%        4.68%       4.53%       4.96%        4.37%(6)
+  The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total
  net assets):
   Expenses                                                                                                   1.25%        1.26%(6)
   Expenses after custodian fee reduction                                                                     1.20%        1.21%(6)
   Net investment income                                                                                      4.85%        4.24%(6)

Senior Securities:
   Total preferred shares outstanding                      900            900          900         900         900          900
   Asset coverage per preferred share(7)      $         68,285      $  70,193   $   67,257   $  66,920   $  63,357   $   60,050
   Involuntary liquidation preference per
     preferred share(8)                       $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000
   Approximate market value per preferred
     share(8)                                 $         25,000      $  25,000   $   25,000   $  25,000   $  25,000   $   25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilites (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS as of May 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to provide current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL TAXES -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2003, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

   TRUST                  AMOUNT         EXPIRES
   --------------------------------------------------------
   California             $  2,239,451   November 30, 2008
                             5,832,093   November 30, 2007

   Florida                     160,909   November 30, 2009
                             1,777,536   November 30, 2008
                             1,207,714   November 30, 2007

   Massachusetts               343,176   November 30, 2010
                                39,627   November 30, 2009
                             1,739,252   November 30, 2008
                               950,140   November 30, 2007

   Michigan                    443,883   November 30, 2011
                               475,985   November 30, 2010
                               165,469   November 30, 2009
                               624,509   November 30, 2008
                             1,193,621   November 30, 2007

   New Jersey                  177,350   November 30, 2011
                               262,308   November 30, 2009
                             3,178,038   November 30, 2008
                             4,271,328   November 30, 2007

   New York                     70,059   November 30, 2009
                             1,920,646   November 30, 2008
                             3,885,856   November 30, 2007

   Ohio                        850,745   November 30, 2009
                               643,577   November 30, 2008
                             1,531,618   November 30, 2007

   TRUST                  AMOUNT         EXPIRES
   --------------------------------------------------------
   Pennsylvania           $     41,331   November 30, 2010
                               844,973   November 30, 2009
                               807,118   November 30, 2008
                             1,395,577   November 30, 2007

   In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Trust maintains with IBT. All significant credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to May 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES (APS)

   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

   Auction Preferred Shares issued and outstanding as of May 31, 2004 and dividend rate ranges for the six months ended May 31, 2004 are as indicated below:

                        PREFERRED SHARES         DIVIDENDS RATE
   TRUST             ISSUED AND OUTSTANDING          RANGES
   ------------------------------------------------------------
   California                2,360               0.40% - 1.40%
   Florida                   1,420               0.45% - 1.20%
   Massachusetts               860               0.36% - 1.05%
   Michigan                    700               0.60% - 1.25%
   New Jersey                1,520               0.40% - 1.10%
   New York                  1,780               0.40% - 1.20%
   Ohio                        940               0.45% - 1.20%
   Pennsylvania                900               0.45% - 1.28%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  DISTRIBUTIONS TO SHAREHOLDERS

   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions of any realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for Auction Preferred Shares on May 31, 2004 are listed below. For the six months ended May 31, 2004, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                          DIVIDENDS PAID TO
                                        PREFERRED SHAREHOLDERS        AVERAGE APS
                             APS          FROM NET INVESTMENT       DIVIDEND RATES
                       DIVIDEND RATES       INCOME FOR THE              FOR THE
                            AS OF          SIX MONTHS ENDED        SIX MONTHS ENDED
   TRUST                MAY 31, 2004         MAY 31, 2004            MAY 31, 2004
   --------------------------------------------------------------------------------
   California              0.976%             $  259,172                 0.88%
   Florida                  1.15%                161,968                 0.92%
   Massachusetts            0.36%                 74,872                 0.70%
   Michigan                 1.15%                 81,396                 0.93%
   New Jersey               1.05%                152,988                 0.81%
   New York                 1.15%                163,962                 0.74%
   Ohio                     1.05%                110,225                 0.94%
   Pennsylvania             1.10%                103,285                 0.92%

   The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the six months ended May 31, 2004, the fee was equivalent to 0.70% (annualized) of each Trust's average weekly gross assets and amounted to $592,171, $354,279, $218,235, $172,776, $375,279, $451,800, $230,603, and $221,001, for California Trust,
   Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust,
   New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the six months ended May 31, 2004, the administrative fee amounted to $169,192, $101, 222, $62,353 $49,365, $107,223, $129,086, $65,887, and $63,143, for
   California Trust, Florida Trust, Massachusetts Trust, Michigan Trust,
   New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Certain officers and one Trustee of each Trust are officers of the above organization.

   During the six months ended May 31, 2004, New Jersey Trust engaged in a purchase transaction in the amount of $596,640 with a Portfolio which utilizes Boston Management and Research, a wholly-owned subsidiary of EVM, as an investment adviser. This purchase transaction complied with Rule 17a-7 under the Investment Company Act of 1940.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the six months ended May 31, 2004 were as follows:

   CALIFORNIA TRUST

   Purchases                                  $     4,632,375
   Sales                                            3,087,240

   FLORIDA TRUST

   Purchases                                  $     1,021,040
   Sales                                            1,776,575

   MASSACHUSETTS TRUST

   Purchases                                  $    14,368,994
   Sales                                           14,154,638

   MICHIGAN TRUST

   Purchases                                  $     1,013,151
   Sales                                              833,313

   NEW JERSEY TRUST

   Purchases                                  $    19,781,102
   Sales                                           17,552,118

   NEW YORK TRUST

   Purchases                                  $    29,621,291
   Sales                                           27,069,472

   OHIO

   Purchases                                  $     2,546,006
   Sales                                            1,713,404

   PENNSYLVANIA TRUST

   Purchases                                  $     1,005,100
   Sales                                              547,261

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 2004, as computed for Federal income tax purposes, were as follows:

   CALIFORNIA TRUST

   AGGREGATE COST                             $   157,196,050
   ----------------------------------------------------------
   Gross unrealized appreciation              $     5,977,047
   Gross unrealized depreciation                     (605,409)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     5,371,638
   ----------------------------------------------------------

   FLORIDA TRUST

   AGGREGATE COST                             $    93,715,431
   ----------------------------------------------------------
   Gross unrealized appreciation              $     3,069,883
   Gross unrealized depreciation                     (979,975)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     2,089,908
   ----------------------------------------------------------

   MASSACHUSETTS TRUST

   AGGREGATE COST                             $    58,287,549
   ----------------------------------------------------------
   Gross unrealized appreciation              $     2,191,711
   Gross unrealized depreciation                   (1,093,726)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     1,097,985
   ----------------------------------------------------------

   MICHIGAN TRUST

   AGGREGATE COST                             $    45,642,673
   ----------------------------------------------------------
   Gross unrealized appreciation              $     2,173,303
   Gross unrealized depreciation                     (343,368)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     1,829,935
   ----------------------------------------------------------

   NEW JERSEY TRUST

   AGGREGATE COST                             $   101,452,779
   ----------------------------------------------------------
   Gross unrealized appreciation              $     4,213,901
   Gross unrealized depreciation                   (1,333,437)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     2,880,464
   ----------------------------------------------------------

   NEW YORK TRUST

   AGGREGATE COST                             $   124,415,068
   ----------------------------------------------------------
   Gross unrealized appreciation              $     4,489,688
   Gross unrealized depreciation                   (2,219,792)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     2,269,896
   ----------------------------------------------------------

   OHIO

   AGGREGATE COST                             $    62,067,754
   ----------------------------------------------------------
   Gross unrealized appreciation              $     2,467,257
   Gross unrealized depreciation                   (1,375,137)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     1,092,120
   ----------------------------------------------------------

   PENNSYLVANIA TRUST

   AGGREGATE COST                             $    59,095,576
   ----------------------------------------------------------
   Gross unrealized appreciation              $     2,275,272
   Gross unrealized depreciation                     (895,143)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                $     1,380,129
   ----------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                           FLORIDA TRUST
                                               -----------------------------------
                                               SIX MONTHS ENDED
                                               MAY 31, 2004      YEAR ENDED
                                               (UNAUDITED)       NOVEMBER 30, 2003
   -------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                      2,313             13,428
   -------------------------------------------------------------------------------
   NET INCREASE                                      2,313             13,428
   -------------------------------------------------------------------------------

                                                        MASSACHUSETTS TRUST
                                               -----------------------------------
                                               SIX MONTHS ENDED
                                               MAY 31, 2004      YEAR ENDED
                                               (UNAUDITED)       NOVEMBER 30, 2003
   -------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                      12,566             33,291
   -------------------------------------------------------------------------------
   NET INCREASE                                      12,566             33,291
   -------------------------------------------------------------------------------

                                                          MICHIGAN TRUST
                                               -----------------------------------
                                               SIX MONTHS ENDED
                                               MAY 31, 2004      YEAR ENDED
                                               (UNAUDITED)       NOVEMBER 30, 2003
   -------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                      6,793              9,339
   -------------------------------------------------------------------------------
   NET INCREASE                                      6,793              9,339
   -------------------------------------------------------------------------------

                                                         NEW JERSEY TRUST
                                               -----------------------------------
                                               SIX MONTHS ENDED
                                               MAY 31, 2004      YEAR ENDED
                                               (UNAUDITED)       NOVEMBER 30, 2003
   -------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                      15,149             36,133
   -------------------------------------------------------------------------------
   NET INCREASE                                      15,149             36,133
   -------------------------------------------------------------------------------

                                                          NEW YORK TRUST
                                               -----------------------------------
                                               SIX MONTHS ENDED
                                               MAY 31, 2004      YEAR ENDED
                                               (UNAUDITED)       NOVEMBER 30, 2003
   -------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                      --              5,262
   -------------------------------------------------------------------------------
   NET INCREASE                                      --              5,262
   -------------------------------------------------------------------------------

                                                              OHIO
                                               -----------------------------------
                                               SIX MONTHS ENDED
                                               MAY 31, 2004      YEAR ENDED
                                               (UNAUDITED)       NOVEMBER 30, 2003
   -------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                      6,440             15,227
   -------------------------------------------------------------------------------
   NET INCREASE                                      6,440             15,227
   -------------------------------------------------------------------------------

                                                         PENNSYLVANIA TRUST
                                               -----------------------------------
                                               SIX MONTHS ENDED
                                               MAY 31, 2004      YEAR ENDED
                                               (UNAUDITED)       NOVEMBER 30, 2003
   -------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's
     dividend reinvestment plan                      7,358              7,289
   -------------------------------------------------------------------------------
   NET INCREASE                                      7,358              7,289
   -------------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at May 31, 2004 is as follows:

                        EXPIRATION                                           NET UNREALIZED
   TRUST                DATE         CONTRACTS                   POSITION     APPRECIATION
   ---------------------------------------------------------------------------------------
   California           6/04         305 U.S. Treasury Bond      Short        $ 1,369,641
   Florida              6/04         185 U.S. Treasury Bond      Short            763,589
   Massachusetts        9/04         140 U.S Treasury Bond       Short             43,155
   Michigan             6/04         108 U.S. Treasury Bond      Short             91,086
   New Jersey           9/04         240 U.S Treasury Bond       Short             73,980
   New York             6/04         210 U.S. Treasury Bond      Short            252,004
   Ohio                 6/04         90 U.S. Treasury Bond       Short            467,196
   Pennsylvania         6/04         120 U.S. Treasury Bond      Short            503,162

   At May 31, 2004, each Trust had sufficient cash and/or securities to cover margin requirements on open future contracts.

9  ANNUAL MEETING OF SHAREHOLDERS

   Each Trust held its Annual Meeting of Shareholders on March 19, 2004. The following action was taken by the shareholders of each Trust:

   ITEM 1: The election of James B. Hawkes and Samuel L. Hayes, III as Class II Trustees of the Trust for a three-year term expiring in 2007. Mr. Hayes was designated the Nominee to be elected solely by APS shareholders:

                                 NOMINEE FOR CLASS II      NOMINEE FOR CLASS II
                                  TRUSTEE ELECTED BY        TRUSTEE ELECTED BY
                                   APS SHAREHOLDERS:         ALL SHAREHOLDERS:
   TRUST                         SAMUEL L. HAYES, III         JAMES B. HAWKES
   ----------------------------------------------------------------------------
   California Trust
      For                               2,323                    6,813,939
      Withheld                              2                      113,910

   Florida Trust
      For                               1,386                    3,950,805
      Withheld                              1                       40,903

   Massachusetts Trust
      For                                 704                    2,430,446
      Withheld                             39                       16,607

   Michigan Trust
      For                                 673                    1,985,764
      Withheld                              0                       22,039

   New Jersey Trust
      For                               1,366                    4,436,504
      Withheld                             16                       42,326

   New York Trust
      For                               1,773                    5,013,318
      Withheld                              4                       38,598

   Ohio Trust
      For                                 801                    2,368,421
      Withheld                             18                       25,605

   Pennsylvania Trust
      For                                 778                    2,566,363
      Withheld                              1                       19,137

EATON VANCE MUNICIPAL INCOME TRUSTS
DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE MUNICIPAL INCOME TRUSTS
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                              --------------------------------------------------
                              Please print exact name on account

                              --------------------------------------------------
                              Shareholder signature                   Date

                              --------------------------------------------------
                              Shareholder signature                   Date

                              Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                       Eaton Vance Municipal Income Trusts
                       c/o PFPC Inc.
                       P.O. Box 43027
                       Providence, RI 02940-3027
                       800-331-1710

NUMBER OF EMPLOYEES

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of May 31, 2004 our records indicate that there are 67, 49, 64, 34, 72, 61, 59 and 68 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 3,000, 2,100, 1,400, 1,200, 2,300, 2,800, 1,600 and 1,500 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

                       Eaton Vance Distributors, Inc.
                       The Eaton Vance Building
                       255 State Street
                       Boston, MA 02109
                       1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust           CEV
Florida Trust              FEV
Massachusetts Trust        MMV
Michigan Trust             EMI
New Jersey Trust           EVJ
New York Trust             EVY
Ohio Trust                 EVO
Pennsylvania Trust         EVP

EATON VANCE MUNICIPAL INCOME TRUSTS
INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUSTS

      OFFICERS
      Thomas J. Fetter
      President and Portfolio
      Manager of New York and Ohio
      Municipal Income Trusts

      James B. Hawkes
      Vice President and Trustee

      Robert B. MacIntosh
      Vice President and Portfolio
      Manager of Massachusetts
      and New Jersey Municipal
      Income Trusts

      Cynthia J. Clemson
      Vice President and Portfolio
      Manager of California, Florida
      and Pennsylvania Municipal
      Income Trusts

      William H. Ahern, Jr.
      Vice President and Portfolio
      Manager of Michigan Municipal
      Income Trust

      James L. O'Connor
      Treasurer

      Alan R. Dynner
      Secretary

      TRUSTEES
      Samuel L. Hayes, III

      William H. Park

      Ronald A. Pearlman

      Norton H. Reamer

      Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

   INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUSTS
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 331-1710




                       EATON VANCE MUNICIPAL INCOME TRUSTS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

147-7/04                                                              CE-MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE OHIO MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President

Date:  July 20, 2004
       -------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  July 20, 2004
       -------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  July 20, 2004
       -------------